UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Balanced Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Balanced Fund

Eaton Vance

Balanced Fund

June 30, 2020

Performance1,2

Portfolio Managers Charles B. Gaffney, Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/01/1932	04/01/1932	0.12%	7.12%	7.20%	9.60%
Class A with 5.75% Maximum Sales Charge	—	—	–5.63	0.96	5.94	8.95
Class C at NAV	11/02/1993	04/01/1932	–0.23	6.41	6.41	8.78
Class C with 1% Maximum Sales Charge	—	—	–1.23	5.41	6.41	8.78
Class I at NAV	09/28/2012	04/01/1932	0.24	7.49	7.48	9.81
Class R at NAV	05/02/2016	04/01/1932	0.02	6.92	6.99	9.49
Class R6 at NAV	05/02/2016	04/01/1932	0.26	7.55	7.53	9.84

S&P 500® Index	—	—	–3.08%	7.51%	10.72%	13.98%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	6.14	8.74	4.30	3.82
Blended Index	—	—	0.98	8.58	8.41	10.08

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6

		0.98%	1.73%	0.73%	1.23%	0.68%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

June 30, 2020

Fund Profile4

Asset Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Balanced Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Blended Index consists of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

Fund profile subject to change due to active management.

4

Eaton Vance

Balanced Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.20	$4.83	**	0.97%
Class C	$1,000.00	$997.70	$8.54	**	1.72%
Class I	$1,000.00	$1,002.40	$3.58	**	0.72%
Class R	$1,000.00	$1,000.20	$6.07	**	1.22%
Class R6	$1,000.00	$1,002.60	$3.34		0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.87	**	0.97%
Class C	$1,000.00	$1,016.30	$8.62	**	1.72%
Class I	$1,000.00	$1,021.30	$3.62	**	0.72%
Class R	$1,000.00	$1,018.80	$6.12	**	1.22%
Class R6	$1,000.00	$1,021.50	$3.37		0.67%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Balanced Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Investment in Core Bond Portfolio, at value (identified cost, $391,526,859)	$393,899,457

Investment in Stock Portfolio, at value (identified cost, $435,083,483)	567,895,434

Receivable for Fund shares sold	762,533

Total assets	$962,557,424

Liabilities

Payable for Fund shares redeemed	$1,722,580

Payable to affiliates:

Administration fee	31,291

Distribution and service fees	261,614

Trustees’ fees	125

Accrued expenses	158,945

Total liabilities	$2,174,555

Net Assets	$960,382,869

Sources of Net Assets

Paid-in capital	$806,129,722

Distributable earnings	154,253,147

Net Assets	$960,382,869

Class A Shares

Net Assets	$343,000,107

Shares Outstanding	35,021,794

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.79

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$10.39

Class C Shares

Net Assets	$230,922,315

Shares Outstanding	23,474,084

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.84

Class I Shares

Net Assets	$336,268,884

Shares Outstanding	34,321,747

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.80

Class R Shares

Net Assets	$6,972,088

Shares Outstanding	714,398

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.76

Class R6 Shares

Net Assets	$43,219,475

Shares Outstanding	4,410,396

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends allocated from Portfolios (net of foreign taxes, $71,170)	$4,903,570

Interest allocated from Portfolios (net of foreign taxes, $130)	5,785,989

Expenses allocated from Portfolios	(2,655,702)

Total investment income from Portfolios	$8,033,857

Expenses

Administration fee	$183,956

Distribution and service fees

Class A	415,018

Class C	1,124,748

Class R	15,776

Trustees’ fees and expenses	250

Custodian fee	26,030

Transfer and dividend disbursing agent fees	317,748

Legal and accounting services	31,133

Printing and postage	34,725

Registration fees	53,371

Miscellaneous	7,099

Total expenses	$2,209,854

Deduct —

Allocation of expenses to affiliate	$2,894

Total expense reductions	$2,894

Net expenses	$2,206,960

Net investment income	$5,826,897

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —

Investment transactions	$(6,628,611)

Financial futures contracts	3,185,786

Foreign currency transactions	(7,309)

Net realized loss	$(3,450,134)

Change in unrealized appreciation (depreciation) —

Investments	$(8,257,394)

Financial futures contracts	807,553

Foreign currency	651

Net change in unrealized appreciation (depreciation)	$(7,449,190)

Net realized and unrealized loss	$(10,899,324)

Net decrease in net assets from operations	$(5,072,427)

7	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$5,826,897	$10,730,617

Net realized gain (loss)	(3,450,134)	40,447,753

Net change in unrealized appreciation (depreciation)	(7,449,190)	127,975,689

Net increase (decrease) in net assets from operations	$(5,072,427)	$179,154,059

Distributions to shareholders —

Class A	$(2,472,300)	$(13,354,072)

Class B	—	(4,525)

Class C	(858,613)	(7,054,249)

Class I	(2,780,887)	(12,155,136)

Class R	(41,724)	(180,605)

Class R6	(362,562)	(1,599,307)

Total distributions to shareholders	$(6,516,086)	$(34,347,894)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$24,518,297	$53,482,468

Class B	—	190

Class C	23,935,542	33,197,069

Class I	95,768,175	130,863,717

Class R	1,741,543	3,294,963

Class R6	4,356,588	13,926,389

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,231,514	12,267,588

Class B	—	4,171

Class C	817,173	6,717,511

Class I	2,393,098	10,372,652

Class R	41,724	180,605

Class R6	362,562	1,599,307

Cost of shares redeemed

Class A	(36,309,162)	(85,709,944)

Class B	—	(271,291)

Class C	(25,141,345)	(44,503,151)

Class I	(78,572,498)	(69,730,525)

Class R	(661,053)	(669,135)

Class R6	(3,488,882)	(7,122,601)

Net asset value of shares converted(1)

Class A	2,470,372	20,785,169

Class B	—	(1,316,238)

Class C	(2,470,372)	(19,468,931)

Net increase in net assets from Fund share transactions	$11,993,276	$57,899,983

Other capital —

Portfolio transaction fee contributed to Stock Portfolio	$(161,182)	$(279,711)

Portfolio transaction fee allocated from Stock Portfolio	159,535	264,070

Net decrease in net assets from other capital	$(1,647)	$(15,641)

Net increase in net assets	$403,116	$202,690,507

Net Assets

At beginning of period	$959,979,753	$757,289,246

At end of period	$960,382,869	$959,979,753

(1)	Includes the conversion of Class B to Class A shares at the close of business on October 15, 2019 upon the termination of Class B.

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2020

Financial Highlights

	Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$9.850		$8.280		$9.110		$8.410		$8.190		$8.460

Income (Loss) From Operations

Net investment income(1)	$0.064		$0.125		$0.132		$0.124		$0.114		$0.088

Net realized and unrealized gain (loss)	(0.054)		1.819		(0.424)		1.003		0.261		0.139

Total income (loss) from operations	$0.010		$1.944		$(0.292)		$1.127		$0.375		$0.227

Less Distributions

From net investment income	$(0.070)		$(0.127)		$(0.146)		$(0.139)		$(0.123)		$(0.116)

From net realized gain	—		(0.247)		(0.392)		(0.288)		(0.032)		(0.381)

Total distributions	$(0.070)		$(0.374)		$(0.538)		$(0.427)		$(0.155)		$(0.497)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$(0.000	)(2)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—

Net asset value — End of period	$9.790		$9.850		$8.280		$9.110		$8.410		$8.190

Total Return(3)	0.12	%(4)(5)	23.63%		(3.43	)%(5)	13.53	%(5)	4.60	%(5)	2.65	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$343,000		$353,169		$294,742		$333,860		$374,579		$293,994

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	0.97	%(5)(8)	0.98%		0.98	%(5)	0.98	%(5)	0.98	%(5)	1.05	%(5)

Net investment income	1.35	%(8)	1.34%		1.45%		1.41%		1.38%		1.05%

Portfolio Turnover of the Fund(9)	9	%(4)	12%		7%		4%		11%		2%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$9.900		$8.310		$9.140		$8.440		$8.220		$8.500

Income (Loss) From Operations

Net investment income(1)	$0.029		$0.055		$0.064		$0.058		$0.052		$0.026

Net realized and unrealized gain (loss)	(0.053)		1.837		(0.426)		1.001		0.266		0.138

Total income (loss) from operations	$(0.024)		$1.892		$(0.362)		$1.059		$0.318		$0.164

Less Distributions

From net investment income	$(0.036)		$(0.055)		$(0.076)		$(0.071)		$(0.066)		$(0.063)

From net realized gain	—		(0.247)		(0.392)		(0.288)		(0.032)		(0.381)

Total distributions	$(0.036)		$(0.302)		$(0.468)		$(0.359)		$(0.098)		$(0.444)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$(0.000	)(2)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—

Net asset value — End of period	$9.840		$9.900		$8.310		$9.140		$8.440		$8.220

Total Return(3)	(0.23	)%(4)(5)	22.71%		(4.03	)%(5)	12.63	%(5)	3.88	%(5)	1.86	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$230,922		$236,215		$221,669		$258,844		$254,656		$137,051

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.72	%(5)(8)	1.73%		1.73	%(5)	1.73	%(5)	1.73	%(5)	1.80	%(5)

Net investment income	0.60	%(8)	0.59%		0.70%		0.65%		0.63%		0.30%

Portfolio Turnover of the Fund(9)	9	%(4)	12%		7%		4%		11%		2%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$9.860		$8.280		$9.110		$8.410		$8.190		$8.460

Income (Loss) From Operations

Net investment income(1)	$0.076		$0.149		$0.156		$0.147		$0.137		$0.109

Net realized and unrealized gain (loss)	(0.054)		1.830		(0.425)		1.002		0.258		0.138

Total income (loss) from operations	$0.022		$1.979		$(0.269)		$1.149		$0.395		$0.247

Less Distributions

From net investment income	$(0.082)		$(0.152)		$(0.169)		$(0.161)		$(0.143)		$(0.136)

From net realized gain	—		(0.247)		(0.392)		(0.288)		(0.032)		(0.381)

Total distributions	$(0.082)		$(0.399)		$(0.561)		$(0.449)		$(0.175)		$(0.517)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$(0.000	)(2)	$(0.000	)(2)	$0.000	(2)	$(0.000	)(2)	$—

Net asset value — End of period	$9.800		$9.860		$8.280		$9.110		$8.410		$8.190

Total Return(3)	0.24	%(4)(5)	24.07%		(3.19	)%(5)	13.81	%(5)	4.86	%(5)	2.88	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$336,269		$322,436		$208,740		$220,522		$211,211		$78,055

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	0.72	%(5)(8)	0.73%		0.73	%(5)	0.73	%(5)	0.73	%(5)	0.80	%(5)

Net investment income	1.60	%(8)	1.59%		1.70%		1.66%		1.63%		1.29%

Portfolio Turnover of the Fund(9)	9	%(4)	12%		7%		4%		11%		2%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03%, 0.01%, 0.03% and less than 0.005% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2020

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,						Period Ended December 31, 2016(1)
			2019		2018		2017

Net asset value — Beginning of period	$9.820		$8.260		$9.090		$8.400		$8.290

Income (Loss) From Operations

Net investment income(2)	$0.052		$0.102		$0.115		$0.104		$0.075

Net realized and unrealized gain (loss)	(0.052)		1.812		(0.423)		0.996		0.152

Total income (loss) from operations	$—		$1.914		$(0.308)		$1.100		$0.227

Less Distributions

From net investment income	$(0.060)		$(0.107)		$(0.130)		$(0.122)		$(0.085)

From net realized gain	—		(0.247)		(0.392)		(0.288)		(0.032)

Total distributions	$(0.060)		$(0.354)		$(0.522)		$(0.410)		$(0.117)

Portfolio transaction fee, net(2)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$0.000	(3)	$(0.000	)(3)

Net asset value — End of period	$9.760		$9.820		$8.260		$9.090		$8.400

Total Return(5)	0.02	%(4)(6)	23.31%		(3.61	)%(6)	13.22	%(6)	2.73	%(4)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,972		$5,905		$2,514		$561		$178

Ratios (as a percentage of average daily net assets):(7)

Expenses(8)	1.22	%(6)(9)	1.23%		1.23	%(6)	1.23	%(6)	1.23	%(6)(9)

Net investment income	1.10	%(9)	1.08%		1.27%		1.17%		1.33	%(9)

Portfolio Turnover of the Fund(10)	9	%(4)	12%		7%		4%		11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Not annualized.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)

The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005%, 0.03%, 0.01% and 0.03% of average daily net assets for the six months ended June 30, 2020, the years ended December 31, 2018 and 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2020

Financial Highlights — continued

	Class R6

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,						Period Ended December 31, 2016(1)
			2019		2018		2017

Net asset value — Beginning of period	$9.860		$8.280		$9.110		$8.420		$8.300

Income (Loss) From Operations

Net investment income(2)	$0.078		$0.153		$0.160		$0.146		$0.088

Net realized and unrealized gain (loss)	(0.054)		1.829		(0.423)		0.999		0.170

Total income (loss) from operations	$0.024		$1.982		$(0.263)		$1.145		$0.258

Less Distributions

From net investment income	$(0.084)		$(0.155)		$(0.175)		$(0.167)		$(0.106)

From net realized gain	—		(0.247)		(0.392)		(0.288)		(0.032)

Total distributions	$(0.084)		$(0.402)		$(0.567)		$(0.455)		$(0.138)

Portfolio transaction fee, net(2)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$0.000	(3)	$(0.000	)(3)

Net asset value — End of period	$9.800		$9.860		$8.280		$9.110		$8.420

Total Return(4)	0.26	%(5)	24.11%		(3.13	)%(6)	13.75	%(6)	3.11	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,219		$42,255		$28,215		$27,492		$7

Ratios (as a percentage of average daily net assets):(7)

Expenses(8)	0.67	%(9)	0.68%		0.69	%(6)	0.69	%(6)	0.69	%(6)(9)

Net investment income	1.65	%(9)	1.63%		1.74%		1.62%		1.58	%(9)

Portfolio Turnover of the Fund(10)	9	%(5)	12%		7%		4%		11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.03%, 0.01% and 0.03% of average daily net assets for the years ended December 31, 2018 and 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

13	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund’s proportionate interest in each of the Portfolio’s net assets at June 30, 2020 were as follows: Core Bond Portfolio (72.2%) and Stock Portfolio (85.0%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.

Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

14

Eaton Vance

Balanced Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to an investment advisory agreement effective October 18, 2018 between the Fund and EVM, the investment adviser fee is computed on investable Fund assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser (“Investable Assets”) at the following annual rates: for equity securities — 0.600% up to $500 million and 0.575% from $500 million up to $1 billion of the Fund’s average daily net Investable Assets and at reduced rates when average daily net Investable Assets are $1 billion or more; and for income securities and cash — 0.450% up to $1 billion of the Fund’s average daily net Investable Assets, and at reduced rates when average daily net Investable Assets are $1 billion or more. For the six months ended June 30, 2020, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2020, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,462,927 or 0.54% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the administration fee amounted to $183,956. Prior to May 1, 2020, EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 0.98%, 1.73%, 0.73%, 1.23% and 0.69% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. Pursuant to this agreement, EVM was allocated $2,894 of the Fund’s operating expenses with respect to Class A, Class C, Class I and Class R for the six months ended June 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $43,697 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $65,494 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $415,018 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $843,561 for Class C shares.

15

Eaton Vance

Balanced Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $7,888 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2020 amounted to $281,187 and $7,888 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2020, the Fund was informed that EVD received approximately $6,000 and $12,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2020, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Core Bond Portfolio	$35,106,755	$38,377,916

Stock Portfolio	52,195,636	43,976,087

In addition, a Portfolio transaction fee is imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	2,594,886	5,704,561

Issued to shareholders electing to receive payments of distributions in Fund shares	232,815	1,274,423

Redemptions	(3,916,005)	(9,108,143)

Converted from Class B shares	—	146,241

Converted from Class C shares	262,820	2,227,942

Net increase (decrease)	(825,484)	245,024

16

Eaton Vance

Balanced Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class B		Year Ended December 31, 2019(1)

Sales		21

Issued to shareholders electing to receive payments of distributions in Fund shares		447

Redemptions		(29,604)

Converted to Class A shares		(140,376)

Net decrease		(169,512)

Class C	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	2,518,818	3,509,184

Issued to shareholders electing to receive payments of distributions in Fund shares	84,940	691,129

Redemptions	(2,734,502)	(4,767,786)

Converted to Class A shares	(261,736)	(2,225,270)

Net decrease	(392,480)	(2,792,743)

Class I	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	10,072,849	13,916,289

Issued to shareholders electing to receive payments of distributions in Fund shares	249,567	1,076,617

Redemptions	(8,717,991)	(7,480,042)

Net increase	1,604,425	7,512,864

Class R	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	183,088	348,702

Issued to shareholders electing to receive payments of distributions in Fund shares	4,365	18,726

Redemptions	(74,356)	(70,599)

Net increase	113,097	296,829

Class R6	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	463,993	1,459,105

Issued to shareholders electing to receive payments of distributions in Fund shares	37,772	166,020

Redemptions	(378,166)	(745,068)

Net increase	123,599	880,057

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

17

Eaton Vance

Balanced Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2020 and December 31, 2019, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Stock Portfolio were valued based on Level 1 inputs.

9  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

18

Stock Portfolio

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value

Aerospace & Defense — 0.9%

Hexcel Corp.	139,800	$6,321,756

		$6,321,756

Banks — 4.2%

Bank of America Corp.	427,940	$10,163,575

JPMorgan Chase & Co.	110,820	10,423,729

PNC Financial Services Group, Inc. (The)	67,640	7,116,405

		$27,703,709

Beverages — 2.4%

PepsiCo, Inc.	123,200	$16,294,432

		$16,294,432

Biotechnology — 1.7%

AbbVie, Inc.	115,300	$11,320,154

		$11,320,154

Capital Markets — 3.6%

Cboe Global Markets, Inc.	74,100	$6,912,048

Intercontinental Exchange, Inc.	61,400	5,624,240

Tradeweb Markets, Inc., Class A	193,639	11,258,172

		$23,794,460

Commercial Services & Supplies — 1.1%

Waste Management, Inc.	68,482	$7,252,929

		$7,252,929

Communications Equipment — 1.4%

Cisco Systems, Inc.	206,500	$9,631,160

		$9,631,160

Diversified Telecommunication Services — 1.6%

Verizon Communications, Inc.	197,590	$10,893,137

		$10,893,137

Electric Utilities — 1.2%

NextEra Energy, Inc.	33,796	$8,116,785

		$8,116,785

Electrical Equipment — 2.5%

AMETEK, Inc.	131,500	$11,752,155

Emerson Electric Co.	78,742	4,884,366

		$16,636,521

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 2.4%

American Tower Corp.	62,900	$16,262,166

		$16,262,166

Food & Staples Retailing — 2.5%

Walmart, Inc.	138,800	$16,625,464

		$16,625,464

Food Products — 2.0%

Mondelez International, Inc., Class A	259,020	$13,243,693

		$13,243,693

Health Care Equipment & Supplies — 6.5%

Abbott Laboratories	136,100	$12,443,623

Boston Scientific Corp.(1)	195,200	6,853,472

Danaher Corp.	93,366	16,509,910

ICU Medical, Inc.(1)	42,000	7,741,020

		$43,548,025

Health Care Providers & Services — 2.0%

Anthem, Inc.	51,760	$13,611,845

		$13,611,845

Insurance — 2.2%

First American Financial Corp.	126,572	$6,077,987

Travelers Cos., Inc. (The)	72,600	8,280,030

		$14,358,017

Interactive Media & Services — 8.3%

Alphabet, Inc., Class C(1)	23,029	$32,554,025

Facebook, Inc., Class A(1)	99,844	22,671,577

		$55,225,602

Internet & Direct Marketing Retail — 6.0%

Amazon.com, Inc.(1)	14,622	$40,339,466

		$40,339,466

IT Services — 9.3%

Cognizant Technology Solutions Corp., Class A	171,012	$9,716,902

Fidelity National Information Services, Inc.	92,200	12,363,098

Mastercard, Inc., Class A	22,900	6,771,530

PayPal Holdings, Inc.(1)	76,900	13,398,287

Shift4 Payments, Inc., Class A	44,000	1,562,000

Visa, Inc., Class A	95,400	18,428,418

		$62,240,235

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 2.1%

Thermo Fisher Scientific, Inc.	38,800	$14,058,792

		$14,058,792

Machinery — 2.1%

Ingersoll Rand, Inc.(1)	239,520	$6,735,302

Stanley Black & Decker, Inc.	52,100	7,261,698

		$13,997,000

Metals & Mining — 2.3%

Franco-Nevada Corp.	54,400	$7,596,416

Steel Dynamics, Inc.	306,600	7,999,194

		$15,595,610

Multi-Utilities — 1.9%

CMS Energy Corp.	103,500	$6,046,470

Sempra Energy	55,642	6,522,912

		$12,569,382

Multiline Retail — 1.2%

Dollar General Corp.	42,000	$8,001,420

		$8,001,420

Oil, Gas & Consumable Fuels — 2.6%

Chevron Corp.	81,700	$7,290,091

ConocoPhillips	106,886	4,491,350

Phillips 66	78,825	5,667,517

		$17,448,958

Pharmaceuticals — 2.9%

Sanofi	107,100	$10,922,546

Zoetis, Inc.	60,400	8,277,216

		$19,199,762

Road & Rail — 1.0%

Union Pacific Corp.	37,400	$6,323,218

		$6,323,218

Semiconductors & Semiconductor Equipment — 2.5%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	115,523	$6,558,241

Texas Instruments, Inc.	77,279	9,812,114

		$16,370,355

Security	Shares	Value

Software — 9.2%

Adobe, Inc.(1)	21,578	$9,393,119

Intuit, Inc.	18,836	5,579,035

Microsoft Corp.	227,820	46,363,648

		$61,335,802

Specialty Retail — 3.4%

Home Depot, Inc. (The)	59,388	$14,877,288

TJX Cos., Inc. (The)	160,340	8,106,790

		$22,984,078

Technology Hardware, Storage & Peripherals — 5.8%

Apple, Inc.	105,897	$38,631,226

		$38,631,226

Wireless Telecommunication Services — 0.8%

T-Mobile US, Inc.(1)	49,100	$5,113,765

		$5,113,765

Total Common Stocks (identified cost $495,824,370)		$665,048,924

Rights — 0.0%(2)
Security	Shares	Value

Wireless Telecommunication Services — 0.0%(2)

T Mobile US, Inc., Exp. 7/27/20(1)	32,400	$5,443

Total Rights (identified cost $11,988)		$5,443

Short-Term Investments — 0.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(3)	1,386,725	$1,386,725

Total Short-Term Investments (identified cost $1,386,725)		$1,386,725

Total Investments — 99.8% (identified cost $497,223,083)		$666,441,092

Other Assets, Less Liabilities — 0.2%		$1,449,705

Net Assets — 100.0%		$667,890,797

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Abbreviations:

ADR	–	American Depositary Receipt

21	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $495,836,358)	$665,054,367

Affiliated investment, at value (identified cost, $1,386,725)	1,386,725

Dividends receivable	472,752

Dividends receivable from affiliated investment	2,254

Receivable for investments sold	2,688,349

Tax reclaims receivable	166,926

Total assets	$669,771,373

Liabilities

Payable for investments purchased	$1,470,717

Payable to affiliates:

Investment adviser fee	325,495

Trustees’ fees	8,500

Accrued expenses	75,864

Total liabilities	$1,880,576

Net Assets applicable to investors’ interest in Portfolio	$667,890,797

22	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends (net of foreign taxes, $84,446)	$5,693,691

Dividends from affiliated investment	24,804

Total investment income	$5,718,495

Expenses

Investment adviser fee	$1,911,770

Trustees’ fees and expenses	25,498

Custodian fee	80,188

Legal and accounting services	25,946

Miscellaneous	3,564

Total expenses	$2,046,966

Net investment income	$3,671,529

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(13,822,276)

Investment transactions — affiliated investment	750

Foreign currency transactions	(8,682)

Net realized loss	$(13,830,208)

Change in unrealized appreciation (depreciation) —

Investments	$(7,129,983)

Investments — affiliated investment	(264)

Foreign currency	768

Net change in unrealized appreciation (depreciation)	$(7,129,479)

Net realized and unrealized loss	$(20,959,687)

Net decrease in net assets from operations	$(17,288,158)

23	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$3,671,529	$6,172,602

Net realized gain (loss)	(13,830,208)	37,236,935

Net change in unrealized appreciation (depreciation)	(7,129,479)	139,853,795

Net increase (decrease) in net assets from operations	$(17,288,158)	$183,263,332

Capital transactions —

Contributions	$59,135,247	$63,196,014

Withdrawals	(57,692,956)	(79,842,250)

Portfolio transaction fee	189,146	315,199

Net increase (decrease) in net assets from capital transactions	$1,631,437	$(16,331,037)

Net increase (decrease) in net assets	$(15,656,721)	$166,932,295

Net Assets

At beginning of period	$683,547,518	$516,615,223

At end of period	$667,890,797	$683,547,518

24	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Financial Highlights

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.64	%(2)	0.63%	0.64%	0.64%	0.65%	0.70%

Net investment income	1.14	%(2)	0.99%	1.14%	1.38%	1.60%	1.16%

Portfolio Turnover	38	%(3)	55%	90%	101%	118%	96%

Total Return	(1.77	)%(3)	35.47%	(5.57)%	20.31%	7.14%	4.88%

Net assets, end of period (000’s omitted)	$667,891		$683,548	$516,615	$647,405	$640,973	$395,492

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

25	See Notes to Financial Statements.

Stock Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2020, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 13.9%, 1.0% and 85.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by
Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

26

Stock Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2020, the Portfolio’s investment adviser fee amounted to $1,911,770 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $251,715,258 and $243,218,937, respectively, for the six months ended June 30, 2020

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$498,175,767

Gross unrealized appreciation	$176,976,603

Gross unrealized depreciation	(8,711,278)

Net unrealized appreciation	$168,265,325

27

Stock Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

6  Investments in Affiliated Funds

At June 30, 2020, the value of the Portfolio’s investment in affiliated funds was $1,386,725, which represents 0.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$5,512,026	$89,949,573	$(94,075,360)	$750	$(264)	$1,386,725	$24,804	1,386,725

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Stock Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

At June 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$71,232,504	$—		$—	$71,232,504

Consumer Discretionary	71,324,964	—		—	71,324,964

Consumer Staples	46,163,589	—		—	46,163,589

Energy	17,448,958	—		—	17,448,958

Financials	65,856,186	—		—	65,856,186

Health Care	90,816,032	10,922,546		—	101,738,578

Industrials	50,531,424	—		—	50,531,424

Information Technology	188,208,778	—		—	188,208,778

Materials	15,595,610	—		—	15,595,610

Real Estate	16,262,166	—		—	16,262,166

Utilities	20,686,167	—		—	20,686,167

Total Common Stocks	$654,126,378	$10,922,546	*	$—	$665,048,924

Rights	$5,443	$—		$—	$5,443

Short-Term Investments	—	1,386,725		—	1,386,725

Total Investments	$654,131,821	$12,309,271		$—	$666,441,092

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

29

Eaton Vance

Balanced Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

30

Eaton Vance

Balanced Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Balanced Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Core Bond Portfolio and Stock Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

31

Eaton Vance

Balanced Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index and lower than its primary benchmark and blended indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios

32

Eaton Vance

Balanced Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Balanced Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Eaton Vance

Balanced Fund

June 30, 2020

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund and Stock Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Core Bond Portfolio and Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7698    6.30.20

Eaton Vance

Core Bond Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Core Bond Fund

Eaton Vance

Core Bond Fund

June 30, 2020

Performance1,2

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	01/05/2009	03/07/2000	3.11%	5.60%	3.46%	3.52%
Class A with 4.75% Maximum Sales Charge	—	—	–1.80	0.55	2.46	3.02

Class I at NAV	03/21/2007	03/07/2000	3.24	5.76	3.70	3.77

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	6.14%	8.74%	4.30%	3.82%

% Total Annual Operating Expense Ratios[3]					Class A	Class I

Gross					0.85%	0.60%
Net					0.74	0.49

Fund Profile4

Asset Allocation (% of total investments)

MBS — Mortgage-Backed Securities

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Bond Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Core Bond Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.10	$3.74	**	0.74%
Class I	$1,000.00	$1,032.40	$2.48	**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.72	**	0.74%
Class I	$1,000.00	$1,022.40	$2.46	**	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Core Bond Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Investment in Core Bond Portfolio, at value (identified cost, $150,083,883)	$151,337,638

Receivable for Fund shares sold	669,234

Receivable from affiliate	20,268

Total assets	$152,027,140

Liabilities

Payable for Fund shares redeemed	$547,143

Distributions payable	2,399

Payable to affiliates:

Distribution and service fees	4,624

Trustees’ fees	125

Accrued expenses	32,525

Total liabilities	$586,816

Net Assets	$151,440,324

Sources of Net Assets

Paid-in capital	$147,923,375

Distributable earnings	3,516,949

Total	$151,440,324

Class A Shares

Net Assets	$22,011,012

Shares Outstanding	2,161,039

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.19

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.70

Class I Shares

Net Assets	$129,429,312

Shares Outstanding	12,727,451

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.17

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Interest allocated from Portfolio (net of foreign taxes, $128)	$2,739,165

Dividends allocated from Portfolio	37,625

Expenses allocated from Portfolio	(438,584)

Total investment income from Portfolio	$2,338,206

Expenses

Distribution and service fees

Class A	$31,283

Trustees’ fees and expenses	250

Custodian fee	10,564

Transfer and dividend disbursing agent fees	33,671

Legal and accounting services	17,649

Printing and postage	11,346

Registration fees	21,915

Miscellaneous	4,555

Total expenses	$131,233

Deduct —

Allocation of expenses to affiliate	$99,951

Total expense reductions	$99,951

Net expenses	$31,282

Net investment income	$2,306,924

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$2,343,331

Financial futures contracts	1,499,364

Net realized gain	$3,842,695

Change in unrealized appreciation (depreciation) —

Investments	$(3,748,427)

Financial futures contracts	712,351

Net change in unrealized appreciation (depreciation)	$(3,036,076)

Net realized and unrealized gain	$806,619

Net increase in net assets from operations	$3,113,543

6	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$2,306,924	$5,396,027

Net realized gain	3,842,695	4,759,662

Net change in unrealized appreciation (depreciation)	(3,036,076)	5,952,140

Net increase in net assets from operations	$3,113,543	$16,107,829

Distributions to shareholders —

Class A	$(323,393)	$(963,106)

Class I	(2,172,677)	(5,772,342)

Total distributions to shareholders	$(2,496,070)	$(6,735,448)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,279,986	$12,358,118

Class I	37,202,391	108,295,651

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	308,111	923,776

Class I	2,170,697	5,760,672

Cost of shares redeemed

Class A	(11,234,562)	(11,648,518)

Class I	(87,731,669)	(93,611,358)

Net increase (decrease) in net assets from Fund share transactions	$(55,005,046)	$22,078,341

Net increase (decrease) in net assets	$(54,387,573)	$31,450,722

Net Assets

At beginning of period	$205,827,897	$174,377,175

At end of period	$151,440,324	$205,827,897

7	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2020

Financial Highlights

	Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.010		$9.490	$9.840	$9.690	$9.690	$9.980

Income (Loss) From Operations

Net investment income(1)	$0.118		$0.260	$0.273	$0.217	$0.168	$0.173

Net realized and unrealized gain (loss)	0.190		0.587	(0.338)	0.187	0.075	(0.201)

Total income (loss) from operations	$0.308		$0.847	$(0.065)	$0.404	$0.243	$(0.028)

Less Distributions

From net investment income	$(0.128)		$(0.278)	$(0.285)	$(0.254)	$(0.243)	$(0.258)

From net realized gain	—		(0.049)	—	—	—	(0.004)

Total distributions	$(0.128)		$(0.327)	$(0.285)	$(0.254)	$(0.243)	$(0.262)

Net asset value — End of period	$10.190		$10.010	$9.490	$9.840	$9.690	$9.690

Total Return(2)(3)	3.11	%(4)	9.00%	(0.64)%	4.20%	2.48%	(0.31)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,011		$28,309	$25,158	$34,064	$37,290	$34,501

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.74	%(7)	0.74%	0.74%	0.75%	0.75%	0.75%

Net investment income	2.38	%(7)	2.63%	2.85%	2.21%	1.69%	1.75%

Portfolio Turnover of the Portfolio	37	%(4)	89%	65%	123%	132%	159%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.12%, 0.11%, 0.11%, 0.11%, 0.11% and 0.21% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.990		$9.470	$9.830	$9.680	$9.680	$9.960

Income (Loss) From Operations

Net investment income(1)	$0.130		$0.283	$0.282	$0.241	$0.193	$0.199

Net realized and unrealized gain (loss)	0.190		0.588	(0.333)	0.187	0.074	(0.193)

Total income (loss) from operations	$0.320		$0.871	$(0.051)	$0.428	$0.267	$0.006

Less Distributions

From net investment income	$(0.140)		$(0.302)	$(0.309)	$(0.278)	$(0.267)	$(0.282)

From net realized gain	—		(0.049)	—	—	—	(0.004)

Total distributions	$(0.140)		$(0.351)	$(0.309)	$(0.278)	$(0.267)	$(0.286)

Net asset value — End of period	$10.170		$9.990	$9.470	$9.830	$9.680	$9.680

Total Return(2)(3)	3.24	%(4)	9.29%	(0.50)%	4.47%	2.73%	0.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$129,429		$177,519	$149,220	$130,714	$115,294	$55,607

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.49	%(7)	0.49%	0.49%	0.50%	0.50%	0.50%

Net investment income	2.63	%(7)	2.87%	2.95%	2.46%	1.95%	2.01%

Portfolio Turnover of the Portfolio	37	%(4)	89%	65%	123%	132%	159%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.12%, 0.11%, 0.11%, 0.11%, 0.11% and 0.21% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (27.8% at June 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As

10

Eaton Vance

Core Bond Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2019, the Fund had a net capital loss of $74,983 attributable to security transactions incurred after October 31, 2019 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2020.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2021. Pursuant to this agreement, EVM was allocated $99,951 of the Fund’s operating expenses for the six months ended June 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $2,850 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,736 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $31,283 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2020, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $14,501,178 and $71,483,727, respectively.

11

Eaton Vance

Core Bond Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	430,691	1,260,246

Issued to shareholders electing to receive payments of distributions in Fund shares	30,755	93,092

Redemptions	(1,129,077)	(1,176,422)

Net increase (decrease)	(667,631)	176,916

Class I	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	3,715,017	10,946,987

Issued to shareholders electing to receive payments of distributions in Fund shares	216,972	581,278

Redemptions	(8,967,946)	(9,515,425)

Net increase (decrease)	(5,035,957)	2,012,840

At June 30, 2020, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 42.8% of the value of the outstanding shares of the Fund.

12

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 43.8%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.4%

Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$293,841

Delta Air Lines, Inc., 7.375%, 1/15/26	1,887	1,827,512

		$2,121,353

Automotive — 2.4%

Ford Motor Credit Co., LLC, 1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	$1,566	$1,486,320

Ford Motor Credit Co., LLC, 2.183%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	676,691

Ford Motor Credit Co., LLC, 2.979%, 8/3/22	2,203	2,119,727

Ford Motor Credit Co., LLC, 4.14%, 2/15/23	300	295,035

General Motors Co., 4.20%, 10/1/27	2,383	2,429,207

General Motors Co., 5.40%, 4/1/48	1,563	1,546,974

General Motors Financial Co., Inc., 2.90%, 2/26/25	3,000	2,991,266

General Motors Financial Co., Inc., 3.50%, 11/7/24	453	459,589

Magna International, Inc., 2.45%, 6/15/30	1,080	1,106,758

		$13,111,567

Banks — 17.6%

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$1,337	$1,207,478

Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(3)	2,150	2,195,049

Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,228,035

Bank of America Corp., 1.423%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,207	2,201,473

Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,477,575

Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,507,195

Bank of America Corp., 3.30%, 1/11/23	1,237	1,317,738

Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,029,010

Bank of America Corp., 3.55% to 3/5/23, 3/5/24(3)	2,400	2,565,491

Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	5,030	5,654,088

Bank of America Corp., 3.974% to 2/7/29, 2/7/30(3)	807	939,647

Bank of Nova Scotia (The), 1.625%, 5/1/23	1,849	1,893,440

BankUnited, Inc., 5.125%, 6/11/30	1,800	1,839,561

Barclays PLC, 2.852% to 5/7/25, 5/7/26(3)	2,585	2,694,106

Barclays PLC, 4.836%, 5/9/28	1,610	1,767,978

Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	939,912

Capital One Financial Corp., 1.48%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,259,776

Capital One Financial Corp., 2.60%, 5/11/23	540	564,277

Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,475,349

Capital One Financial Corp., 3.75%, 4/24/24	700	759,408

Citigroup, Inc., 2.976% to 11/5/29, 11/5/30(3)	1,748	1,861,323

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Citigroup, Inc., 3.106% to 4/8/25, 4/8/26(3)	$1,447	$1,554,170

Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,302	1,346,865

Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	1,685	1,879,505

Citigroup, Inc., 3.70%, 1/12/26	1,000	1,118,505

Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	1,025,052

Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	1,855	2,117,344

Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,567,249

Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,095,770

Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(3)	982	1,046,721

Deutsche Bank AG, 1.846%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,437,448

Discover Bank, 2.70%, 2/6/30	783	790,631

Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	1,193	1,205,306

Discover Financial Services, 3.95%, 11/6/24	490	536,556

Discover Financial Services, 6.125% to 6/23/25(3)(4)	2,021	2,077,992

Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,984,824

Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,082,640

Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,704,596

Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	951	1,026,240

JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,096,209

JPMorgan Chase & Co., 2.739% to 10/15/29, 10/15/30(3)	2,156	2,314,514

JPMorgan Chase & Co., 2.956% to 5/13/30, 5/13/31(3)	634	675,630

JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	1,133,696

JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,627,127

JPMorgan Chase & Co., 5.625%, 8/16/43	628	915,669

Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(3)	1,661	1,716,673

Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	970	1,018,351

Morgan Stanley, 0.766%, (SOFR + 0.70%), 1/20/23(2)	4,534	4,523,712

Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	1,020	1,161,819

Morgan Stanley, 4.00%, 7/23/25	1,920	2,178,387

Morgan Stanley, 4.875%, 11/1/22	1,132	1,232,001

PPTT, 2006-A GS, Class A, 5.899%(1)(4)(5)	259	244,021

Regions Financial Corp., 2.75%, 8/14/22	640	666,844

Santander Holdings USA, Inc., 3.45%, 6/2/25	1,788	1,865,677

Santander Holdings USA, Inc., 4.50%, 7/17/25	712	770,773

Standard Chartered PLC, 6.00% to 7/26/25(1)(3)(4)	955	957,388

Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(3)	2,450	2,481,646

Synovus Financial Corp., 3.125%, 11/1/22	622	631,159

Truist Financial Corp., 5.10% to 3/1/30(3)(4)	1,767	1,829,022

		$96,015,641

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Beverages — 0.1%

Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	$718	$743,036

		$743,036

Building Materials — 1.0%

Cemex SAB de CV, 7.375%, 6/5/27(1)	$575	$585,638

Owens Corning, 3.95%, 8/15/29	4,062	4,431,726

Vulcan Materials Co., 4.50%, 6/15/47	479	536,194

		$5,553,558

Chemicals — 0.6%

Alpek SAB de CV, 4.25%, 9/18/29(1)	$920	$909,935

Huntsman International, LLC, 4.50%, 5/1/29	1,627	1,714,164

Yara International ASA, 3.148%, 6/4/30(1)	843	878,208

		$3,502,307

Commercial Services — 0.4%

Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$1,756,380

Ford Foundation (The), 2.415%, 6/1/50	650	665,131

		$2,421,511

Computers — 0.8%

DXC Technology Co., 4.00%, 4/15/23	$1,157	$1,215,095

DXC Technology Co., 4.125%, 4/15/25	937	998,708

DXC Technology Co., 4.25%, 4/15/24	229	246,534

DXC Technology Co., 4.75%, 4/15/27	1,127	1,236,534

Seagate HDD Cayman, 4.091%, 6/1/29(1)	463	485,117

		$4,181,988

Diversified Financial Services — 4.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23(6)	$1,246	$1,247,066

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	742	778,163

Affiliated Managers Group, Inc., 3.30%, 6/15/30	2,264	2,310,880

AG Issuer, LLC, 6.25%, 3/1/28(1)	1,040	969,800

Air Lease Corp., 3.375%, 6/1/21	700	702,909

Ameriprise Financial, Inc., 3.00%, 4/2/25	743	807,869

Arch Capital Group, Ltd., 3.635%, 6/30/50	856	899,836

Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,000	2,946,600

BlackRock, Inc., 1.90%, 1/28/31	1,800	1,843,282

Brookfield Finance, Inc., 3.90%, 1/25/28	1,943	2,135,194

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	$2,336	$2,538,127

KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)	1,589	1,826,560

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	468,149

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	1,157	1,223,818

Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,493,995

UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(3)	611	617,004

		$22,809,252

Electric Utilities — 0.6%

Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	$771	$879,200

Entergy Corp., 4.00%, 7/15/22	1,046	1,110,643

ITC Holdings Corp., 4.05%, 7/1/23	680	728,415

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	423	424,102

		$3,142,360

Electrical and Electronic Equipment — 1.0%

Jabil, Inc., 3.60%, 1/15/30	$2,207	$2,315,209

Jabil, Inc., 3.95%, 1/12/28	2,136	2,298,316

Jabil, Inc., 4.70%, 9/15/22	959	1,019,394

		$5,632,919

Energy — 0.3%

Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	$1,422	$1,464,562

		$1,464,562

Foods — 0.5%

Smithfield Foods, Inc., 2.65%, 10/3/21(1)	$1,304	$1,289,994

Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,471,442

		$2,761,436

Health Care — 0.3%

Centene Corp., 3.375%, 2/15/30	$784	$792,840

Centene Corp., 4.25%, 12/15/27	798	825,311

		$1,618,151

Healthcare Products — 0.1%

DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	$554	$581,630

		$581,630

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insurance — 0.5%

Aflac, Inc., 3.60%, 4/1/30	$1,320	$1,542,814

Marsh & McLennan Cos., Inc., 1.506%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	753	753,386

Principal Financial Group, Inc., 4.30%, 11/15/46	534	652,658

		$2,948,858

Machinery — 0.9%

nVent Finance S.a.r.l., 4.55%, 4/15/28	$2,700	$2,892,382

Valmont Industries, Inc., 5.25%, 10/1/54	1,248	1,306,920

Westinghouse Air Brake Technologies Corp., 1.613%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	431	431,000

		$4,630,302

Media — 1.6%

Charter Communications Operating, LLC/Charter Communications Operating Capital, 2.80%, 4/1/31	$1,269	$1,289,288

Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	2,895	3,294,757

Comcast Corp., 4.70%, 10/15/48	613	824,098

Discovery Communications, LLC, 3.625%, 5/15/30	546	598,387

Discovery Communications, LLC, 5.20%, 9/20/47	2,560	2,981,827

		$8,988,357

Oil and Gas — 1.5%

National Oilwell Varco, Inc., 3.60%, 12/1/29	$3,850	$3,781,392

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	2,381	2,078,887

Noble Energy, Inc., 3.90%, 11/15/24	937	944,995

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,383,683

		$8,188,957

Other Revenue — 0.6%

BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$3,238,219

		$3,238,219

Pharmaceuticals — 1.5%

CVS Health Corp., 3.00%, 8/15/26	$2,836	$3,105,043

CVS Health Corp., 4.10%, 3/25/25	998	1,128,872

CVS Health Corp., 4.30%, 3/25/28	3,219	3,765,757

		$7,999,672

Pipelines — 0.6%

Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$491,330

Security	Principal Amount (000’s omitted)	Value

Pipelines (continued)

Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	$1,851	$1,803,188

Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	839,718

		$3,134,236

Real Estate Investment Trusts (REITs) — 1.0%

Digital Realty Trust, L.P., 3.70%, 8/15/27	$1,272	$1,451,744

Iron Mountain, Inc., 5.00%, 7/15/28(1)	339	332,008

Newmark Group, Inc., 6.125%, 11/15/23	2,890	2,898,816

SITE Centers Corp., 3.625%, 2/1/25	874	881,722

		$5,564,290

Retail-Specialty and Apparel — 1.6%

Home Depot, Inc. (The), 2.70%, 4/15/30	$882	$970,337

Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	2,253	1,796,767

Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	1,000	887,800

Nordstrom, Inc., 4.375%, 4/1/30	1,398	1,098,655

Nordstrom, Inc., 5.00%, 1/15/44	1,835	1,300,946

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	75	75,648

Tapestry, Inc., 4.125%, 7/15/27	2,461	2,319,292

		$8,449,445

Technology — 0.1%

Western Digital Corp., 4.75%, 2/15/26	$690	$715,213

		$715,213

Telecommunications — 2.3%

AT&T, Inc., 2.30%, 6/1/27	$1	$1,034

AT&T, Inc., 3.65%, 6/1/51	2,875	3,013,129

AT&T, Inc., 4.30%, 2/15/30	3,197	3,738,025

AT&T, Inc., 4.50%, 3/9/48	2,250	2,644,640

AT&T, Inc., 5.35%, 12/15/43	1,000	1,264,859

T-Mobile USA, Inc., 2.55%, 2/15/31(1)	1,826	1,836,993

		$12,498,680

Transportation — 0.5%

FedEx Corp., 4.55%, 4/1/46	$500	$540,416

SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	914	919,031

SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,229,414

		$2,688,861

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.8%

American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,572,189

Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,113,202

Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,405,847

		$4,091,238

Total Corporate Bonds & Notes (identified cost $230,465,629)		$238,797,599

Agency Mortgage-Backed Securities — 9.2%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

30-Year, 2.50%, TBA(7)	$5,400	$5,628,234

Pool #A93547, 4.50%, 8/1/40	639	711,268

Pool #C03490, 4.50%, 8/1/40	428	476,410

Pool #C09031, 2.50%, 2/1/43	1,453	1,542,026

Pool #G07589, 5.50%, 6/1/41	2,082	2,442,820

Pool #G08596, 4.50%, 7/1/44	594	649,658

Pool #G08670, 3.00%, 10/1/45	1,091	1,154,325

Pool #G08701, 3.00%, 4/1/46	1,616	1,706,491

Pool #G60608, 4.00%, 5/1/46	2,484	2,688,541

Pool #G60761, 3.00%, 10/1/43	1,685	1,805,566

Pool #Q17453, 3.50%, 4/1/43	1,399	1,519,232

Pool #Q34310, 3.50%, 6/1/45	1,453	1,559,807

Pool #Q40264, 3.50%, 5/1/46	1,171	1,244,251

Pool #Q45051, 3.00%, 12/1/46	2,830	3,033,837

Pool #Q46889, 3.50%, 3/1/47	2,103	2,268,234

Pool #Q47999, 4.00%, 5/1/47	2,631	2,863,107

		$31,293,807

Federal National Mortgage Association:

Pool #AB3678, 3.50%, 10/1/41	$2,859	$3,149,911

Pool #AL7524, 5.00%, 7/1/41	649	741,166

Pool #AS3892, 4.00%, 11/1/44	849	924,875

Pool #AS5332, 4.00%, 7/1/45	884	961,236

Pool #AS6014, 4.00%, 10/1/45	596	647,922

Pool #BA0891, 3.50%, 1/1/46	1,960	2,087,923

Pool #BA3938, 3.50%, 1/1/46	1,242	1,323,280

Pool #BD1183, 3.50%, 12/1/46	877	929,858

Pool #BE2316, 3.50%, 1/1/47	2,393	2,537,112

Pool #BM1144, 2.50%, 3/1/47	1,628	1,707,580

Pool #MA1789, 4.50%, 2/1/44	595	650,984

Pool #MA2653, 4.00%, 6/1/46	1,366	1,473,042

		$17,134,889

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,429	$1,568,180

		$1,568,180

Total Agency Mortgage-Backed Securities (identified cost $48,317,913)		$49,996,876

Collateralized Mortgage Obligations — 8.1%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.

Series 4030, Class PA, 3.50%, 6/15/40	$758	$768,237

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 2.685%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	1,889	1,909,704

Series 2018-DNA1, Class M2AT, 1.235%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,329	1,326,767

Series 2019-DNA3, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	2,974	2,919,799

Series 2019-DNA4, Class M2, 2.135%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	1,309	1,285,342

Series 2019-HQA2, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	571	562,475

Series 2019-HQA3, Class M2, 2.035%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	249	241,513

Series 2020-DNA1, Class M1, 0.885%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(2)	482	483,373

Series 2020-DNA2, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	1,730	1,722,663

Series 2020-HQA1, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(2)	206	206,958

		$11,426,831

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	$162	$182,659

Series 2011-135, Class PK, 4.50%, 5/25/40	625	648,369

Series 2013-6, Class HD, 1.50%, 12/25/42	182	180,975

Series 2014-70, Class KP, 3.50%, 3/25/44	917	990,969

Series 2018-M4, Class A2, 3.147%, 3/25/28(8)	1,721	1,950,977

Series 2019-M1, Class A2, 3.673%, 9/25/28(8)	4,835	5,691,850

Series 2019-M9, Class A2, 2.937%, 4/25/29	1,290	1,430,367

Series 2019-M22, Class A2, 2.522%, 8/25/29	5,900	6,473,113

Series 2020-M1, Class A2, 2.444%, 10/25/29	4,530	4,911,815

		$22,461,094

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 5.435%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$1,739	$1,576,482

Series 2014-C02, Class 1M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,719	1,543,099

Series 2014-C02, Class 2M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	703	659,419

Series 2014-C03, Class 1M2, 3.185%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	914	827,767

Series 2014-C03, Class 2M2, 3.085%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,384	1,307,464

Series 2017-C06, Class 1M2, 2.835%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,086	1,084,858

Series 2018-R07, Class 1M2, 2.585%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	798	792,127

Series 2019-R05, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	679	675,197

Series 2019-R06, Class 2M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(2)	296	296,894

Series 2020-R01, Class 1M1, 0.985%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(2)	1,515	1,512,160

		$10,275,467

Total Collateralized Mortgage Obligations (identified cost $43,573,890)		$44,163,392

Commercial Mortgage-Backed Securities — 8.4%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust

Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(8)	$3,325	$2,222,931

Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(8)	1,635	1,006,908

BX Commercial Mortgage Trust

Series 2019-XL, Class A, 1.105%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	3,172	3,161,412

Series 2019-XL, Class B, 1.265%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,261	1,242,712

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class C, 4.578%, 12/10/54(8)	1,250	1,128,264

Series 2016-C7, Class D, 4.578%, 12/10/54(1)(8)	2,000	1,476,866

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 2.685%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,829,489

COMM Mortgage Trust

Series 2014-CR21, Class C, 4.426%, 12/10/47(8)	500	487,395

Credit Suisse Mortgage Trust

Series 2016-NXSR, Class C, 4.504%, 12/15/49(8)	1,775	1,602,835

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust

Series 2020-01, Class M10, 3.935%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	$1,260	$1,163,787

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.706%, 9/15/47(1)(8)	990	536,776

Series 2014-C25, Class D, 4.094%, 11/15/47(1)(8)	1,960	938,434

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.605%, 8/15/46(1)(8)	2,000	1,621,811

Series 2012-CIBX, Class AS, 4.271%, 6/15/45	3,325	3,440,147

Series 2013-C13, Class D, 4.214%, 1/15/46(1)(8)	2,000	1,951,534

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2016-C29, Class C, 4.905%, 5/15/49(8)	993	918,382

Morgan Stanley Capital I Trust

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	1,745	1,153,698

Series 2019-BPR, Class A, 1.585%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	3,040	2,710,009

Motel 6 Trust

Series 2017-MTL6, Class C, 1.585%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	2,391	2,280,879

Series 2017-MTL6, Class D, 2.335%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	494	466,287

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 2.385%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,446,653

Provident Funding Mortgage Trust

Series 2020-1, Class A3, 3.00%, 2/25/50(1)(8)	665	678,912

RETL Trust

Series 2019-RVP, Class A, 1.335%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	541	516,614

Series 2019-RVP, Class B, 1.735%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	2,550	2,315,190

Toorak Mortgage Corp., Ltd.

Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(9)	1,330	1,335,992

Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(9)	730	722,218

VMC Finance, LLC

Series 2018-FL2, Class A, 1.114%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	2,535	2,418,871

Wells Fargo Commercial Mortgage Trust

Series 2015-LC22, Class C, 4.687%, 9/15/58(8)	900	850,773

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	335,199

Total Commercial Mortgage-Backed Securities (identified cost $51,478,387)		$45,960,978

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 15.0%
Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising L.P.

Series 2018-1, Class A, 4.81%, 11/15/48(1)	$728	$743,039

Canyon Capital CLO, Ltd.

Series 2016-1A, Class BR, 2.919%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	962,225

Series 2016-1A, Class DR, 4.019%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	902,627

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-3RA, Class A2, 2.541%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	934,643

Series 2014-3RA, Class C, 3.941%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	858,297

CarMax Auto Owner Trust

Series 2017-2, Class A3, 1.93%, 3/15/22	307	308,489

CIG Auto Receivables Trust

Series 2019-1A, Class A, 3.33%, 8/15/24(1)	893	905,452

CNH Equipment Trust

Series 2017-A, Class A3, 2.07%, 5/16/22	316	317,766

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,852	2,735,624

Conn’s Receivables Funding, LLC

Series 2018-A, Class A, 3.25%, 1/15/23(1)	35	34,505

Series 2019-A, Class A, 3.40%, 10/16/23(1)	176	174,458

Series 2019-B, Class A, 2.66%, 6/17/24(1)	1,722	1,698,837

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class A, 2.55%, 2/17/26(1)	7	6,884

DB Master Finance, LLC

Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	332	352,102

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/22(1)	407	410,302

Series 2018-1, Class C, 3.22%, 3/15/23	129	129,417

Driven Brands Funding, LLC

Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	760	807,103

Dryden Senior Loan Fund

Series 2018-55A, Class D, 4.069%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	883,682

Exeter Automobile Receivables Trust

Series 2019-3A, Class A, 2.59%, 9/15/22(1)	645	647,334

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	970	785,930

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	1,028	1,036,490

FREED ABS Trust

Series 2019-2, Class A, 2.62%, 11/18/26(1)	2,917	2,917,621

Series 2020-FP1, Class A, 2.52%, 3/18/27(1)	1,954	1,950,919

Security	Principal Amount (000’s omitted)	Value

Hardee’s Funding, LLC

Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	$963	$979,738

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(1)	205	204,455

Horizon Aircraft Finance I, Ltd.

Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,171	2,892,637

Horizon Aircraft Finance III, Ltd.

Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,562	1,366,261

InSite Issuer, LLC

Series 2016-1A, Class A, 2.883%, 11/15/46(1)	655	666,374

Jack in the Box Funding, LLC

Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,577	1,627,100

Jersey Mike’s Funding

Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,039	1,023,914

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/27(1)	1,079	1,084,137

Lunar Aircraft, Ltd.

Series 2020-1A, Class B, 4.335%, 2/15/45(1)	686	407,728

MelTel Land Funding, LLC

Series 2019-1A, Class B, 4.701%, 4/15/49(1)	960	963,087

Mercedes-Benz Auto Lease Trust

Series 2019-A, Class A2, 3.01%, 2/16/21	93	93,278

OneMain Financial Issuance Trust

Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,074	1,077,079

Planet Fitness Master Issuer, LLC

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	2,044	2,062,922

Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,035	895,879

Prestige Auto Receivables Trust

Series 2019-1A, Class A2, 2.44%, 7/15/22(1)	583	585,950

Purchasing Power Funding, LLC

Series 2018-A, Class A, 3.34%, 8/15/22(1)	3,106	3,111,645

SERVPRO Master Issuer, LLC

Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,491	4,544,824

Skopos Auto Receivables Trust

Series 2019-1A, Class A, 2.90%, 12/15/22(1)	1,723	1,723,033

Small Business Lending Trust

Series 2019-A, Class A, 2.85%, 7/15/26(1)	755	733,267

Series 2020-A, Class A, 2.62%, 12/15/26(1)	1,008	973,142

Sonic Capital, LLC

Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,559	2,697,743

SpringCastle Funding Asset-Backed Notes

Series 2019-AA, Class A, 3.20%, 5/27/36(1)	2,071	2,097,121

Stack Infrastructure Issuer, LLC

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,796	9,242,656

Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	738,074

TCF Auto Receivables Owner Trust

Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	111	111,160

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/21(1)	$807	$819,045

Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,050	1,071,098

Series 2019-A, Class A3, 2.16%, 10/20/22(1)	3,680	3,776,155

Towd Point Asset Trust

Series 2018-SL1, Class A, 0.768%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	4,197	4,098,179

Upgrade Receivables Trust

Series 2019-1A, Class B, 4.09%, 3/15/25(1)	2,000	1,971,938

Series 2019-2A, Class A, 2.77%, 10/15/25(1)	1,791	1,791,977

Upland CLO, Ltd.

Series 2016-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	940,017

Vantage Data Centers Issuer, LLC

Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,351	1,391,619

Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,993	2,030,870

Veros Automobile Receivables Trust

Series 2018-1, Class A, 3.63%, 5/15/23(1)	36	36,505

Voya CLO, Ltd.

Series 2018-2A, Class B1, 2.769%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	953,638

Willis Engine Structured Trust

Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,043	579,532

Series 2020-A, Class C, 6.657%, 3/15/45(1)	354	146,443

Total Asset-Backed Securities (identified cost $83,924,514)		$82,013,966

U.S. Treasury Obligations — 9.0%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 2.00%, 2/15/50	$740	$847,271

U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(10)	18,074	20,397,881

U.S. Treasury Note, 0.25%, 5/31/25	3,310	3,306,121

U.S. Treasury Note, 0.625%, 5/15/30	3,084	3,075,085

U.S. Treasury Note, 1.625%, 10/15/20	10,716	10,760,804

U.S. Treasury Note, 1.75%, 10/31/20	10,800	10,856,160

Total U.S. Treasury Obligations (identified cost $46,984,716)		$49,243,322

Taxable Municipal Securities — 2.1%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.3%

California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,481,580

		$1,481,580

Water and Sewer — 1.8%

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.094%, 9/1/30	$820	$837,638

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.184%, 9/1/31	650	663,397

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.264%, 9/1/32	585	597,420

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.344%, 9/1/33	635	649,319

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	7,201,170

		$9,948,944

Total Taxable Municipal Securities (identified cost $10,870,000)		$11,430,524

Preferred Securities — 0.4%
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	31,055	$503,712

		$503,712

Real Estate Management & Development — 0.3%

Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$1,407,600

		$1,407,600

Total Preferred Securities (identified cost $2,777,107)		$1,911,312

Senior Floating-Rate Loans — 1.9%(11)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,231	$1,165,877

		$1,165,877

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs — 0.3%

Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$1,837	$1,809,775

		$1,809,775

Electronics / Electrical — 0.6%

Epicor Software Corporation, Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$1,077	$1,056,510

Go Daddy Operating Company, LLC, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 2/15/24	178	171,609

Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	1,017	989,769

MA FinanceCo., LLC, Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	78	73,019

Seattle Spinco, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	526	493,114

SolarWinds Holdings, Inc., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 2/5/24	286	277,181

		$3,061,202

Equipment Leasing — 0.1%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$631	$590,418

		$590,418

Health Care — 0.2%

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$830	$798,917

		$798,917

Insurance — 0.1%

Asurion, LLC, Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$794	$769,896

		$769,896

Leisure Goods / Activities / Movies — 0.1%

Bombardier Recreational Products, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$246	$235,271

		$235,271

Lodging and Casinos — 0.0%(12)

ESH Hospitality, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$143	$136,301

		$136,301

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 2.428%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$498	$470,526

Level 3 Financing, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	236,517

Ziggo Financing Partnership, Term Loan, 2.685%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	947,500

		$1,654,543

Total Senior Floating-Rate Loans (identified cost $10,620,918)		$10,222,200

Short-Term Investments — 2.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(13)	13,505,913	$13,505,913

Total Short-Term Investments (identified cost $13,505,913)		$13,505,913

Total Investments — 100.4% (identified cost $542,518,987)		$547,246,082

Other Assets, Less Liabilities — (0.4)%		$(2,008,783)

Net Assets — 100.0%		$545,237,299

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $162,963,973 or 29.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at June 30, 2020.

(6)	When-issued security.

(7)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

(9)	Step coupon security. Interest rate represents the rate in effect at June 30, 2020.

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)	Amount is less than 0.05%.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	162	Long	9/30/20	$35,774,157	$8,167

U.S. Ultra-Long Treasury Bond	214	Long	9/21/20	46,685,438	106,673

U.S. Long Treasury Bond	(50)	Short	9/21/20	(8,928,125)	(23,514)

U.S. Ultra 10-Year Treasury Note	(174)	Short	9/21/20	(27,402,282)	(107,253)

					$(15,927)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $529,013,074)	$533,740,169

Affiliated investment, at value (identified cost, $13,505,913)	13,505,913

Cash	32,463

Deposits for derivatives collateral — financial futures contracts	1,822,092

Interest receivable	3,064,712

Dividends receivable from affiliated investment	5,112

Receivable for investments sold	360,850

Receivable from affiliate	10,863

Total assets	$552,542,174

Liabilities

Payable for when-issued/delayed delivery/forward commitment securities	$6,825,882

Payable for variation margin on open financial futures contracts	151,238

Payable to affiliates:

Investment adviser fee	197,993

Trustees’ fees	7,360

Accrued expenses	122,402

Total liabilities	$7,304,875

Net Assets applicable to investors’ interest in Portfolio	$545,237,299

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Interest (net of foreign taxes, $258)	$8,525,157

Dividends	59,601

Dividends from affiliated investment	60,984

Total investment income	$8,645,742

Expenses

Investment adviser fee	$1,252,668

Trustees’ fees and expenses	15,318

Custodian fee	79,631

Legal and accounting services	44,606

Miscellaneous	11,644

Total expenses	$1,403,867

Deduct —

Allocation of expenses to affiliate	$35,319

Total expense reductions	$35,319

Net expenses	$1,368,548

Net investment income	$7,277,194

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$7,262,418

Investment transactions — affiliated investment	116

Financial futures contracts	4,685,153

Net realized gain	$11,947,687

Change in unrealized appreciation (depreciation) —

Investments	$(5,642,971)

Investments — affiliated investment	(593)

Financial futures contracts	1,519,905

Net change in unrealized appreciation (depreciation)	$(4,123,659)

Net realized and unrealized gain	$7,824,028

Net increase in net assets from operations	$15,101,222

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$7,277,194	$15,453,942

Net realized gain	11,947,687	13,899,644

Net change in unrealized appreciation (depreciation)	(4,123,659)	17,032,056

Net increase in net assets from operations	$15,101,222	$46,385,642

Capital transactions —

Contributions	$49,607,933	$156,390,865

Withdrawals	(109,861,644)	(118,402,543)

Net increase (decrease) in net assets from capital transactions	$(60,253,711)	$37,988,322

Net increase (decrease) in net assets	$(45,152,489)	$84,373,964

Net Assets

At beginning of period	$590,389,788	$506,015,824

At end of period	$545,237,299	$590,389,788

24	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Financial Highlights

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2019	2018	2017	2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	0.49	%(3)	0.49%	0.49%	0.49%	0.50%		0.50%

Net investment income	2.61	%(3)	2.86%	2.98%	2.46%	2.01%		2.00%

Portfolio Turnover	37	%(4)(5)	89%	65%	123%	132	%(5)	159	%(5)

Total Return(2)	3.24	%(4)	9.28%	(0.50)%	4.48%	2.73%		0.04%

Net assets, end of period (000’s omitted)	$545,237		$590,390	$506,016	$479,364	$484,256		$342,684

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.02%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

(5)	Includes the effect of To Be Announced (TBA) transactions.

25	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2020, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 72.2% and 27.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

26

Core Bond Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2020, the Portfolio’s investment adviser fee amounted to $1,252,668 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $35,319 of the Portfolio’s operating expenses for the six months ended June 30, 2020. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

27

Core Bond Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$134,045,100	$113,792,082

U.S. Government and Agency Securities	66,180,673	141,600,685

	$200,225,773	$255,392,767

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$543,138,015

Gross unrealized appreciation	$18,012,270

Gross unrealized depreciation	(13,920,130)

Net unrealized appreciation	$4,092,140

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2020 is included in the Portfolio of Investments. At June 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$114,840	$(130,767)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

28

Core Bond Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$4,685,153	$1,519,905

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$90,504,000	$24,003,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

7  Investments in Affiliated Funds

At June 30, 2020, the value of the Portfolio’s investment in affiliated funds was $13,505,913, which represents 2.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$22,272,569	$154,895,063	$(163,661,242)	$116	$(593)	$13,505,913	$60,984	13,505,913

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

29

Core Bond Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$238,797,599	$—	$238,797,599

Agency Mortgage-Backed Securities	—	49,996,876	—	49,996,876

Collateralized Mortgage Obligations	—	44,163,392	—	44,163,392

Commercial Mortgage-Backed Securities	—	45,960,978	—	45,960,978

Asset-Backed Securities	—	82,013,966	—	82,013,966

U.S. Treasury Obligations	—	49,243,322	—	49,243,322

Taxable Municipal Securities	—	11,430,524	—	11,430,524

Preferred Securities	1,911,312	—	—	1,911,312

Senior Floating-Rate Loans	—	10,222,200	—	10,222,200

Short-Term Investments	—	13,505,913	—	13,505,913

Total Investments	$1,911,312	$545,334,770	$—	$547,246,082

Futures Contracts	$114,840	$—	$—	$114,840

Total	$2,026,152	$545,334,770	$—	$547,360,922

Liability Description

Futures Contracts	$(130,767)	$—	$—	$(130,767)

Total	$(130,767)	$—	$—	$(130,767)

9  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

30

Eaton Vance

Core Bond Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

31

Eaton Vance

Core Bond Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other

32

Eaton Vance

Core Bond Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was equal to its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Core Bond Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Eaton Vance

Core Bond Fund

June 30, 2020

Officers and Trustees

Officers of Eaton Vance Core Bond Fund and Core Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.20

Eaton Vance

Dividend Builder Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Dividend Builder Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Liquidity Risk Management Program	23

Officers and Trustees	24

Important Notices	25

Eaton Vance

Dividend Builder Fund

June 30, 2020

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	–5.69%	5.21%	8.52%	11.69%
Class A with 5.75% Maximum Sales Charge	—	—	–11.10	–0.85	7.25	11.03
Class C at NAV	11/01/1993	12/18/1981	–6.07	4.38	7.70	10.85
Class C with 1% Maximum Sales Charge	—	—	–7.01	3.38	7.70	10.85
Class I at NAV	06/20/2005	12/18/1981	–5.58	5.47	8.79	11.97
S&P 500® Index	—	—	–3.08%	7.51%	10.72%	13.98%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.01%	1.77%	0.76%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Microsoft Corp.	8.2%

Apple, Inc.	6.0

Amazon.com, Inc.	3.3

Visa, Inc., Class A	3.1

Home Depot, Inc. (The)	3.0

AbbVie, Inc.	2.8

PepsiCo, Inc.	2.7

Johnson & Johnson	2.7

UnitedHealth Group, Inc.	2.5

Medtronic PLC	2.4

Total	36.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Dividend Builder Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$943.10	$4.93	1.02%
Class C	$1,000.00	$939.30	$8.58	1.78%
Class I	$1,000.00	$944.20	$3.77	0.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.12	1.02%
Class C	$1,000.00	$1,016.00	$8.92	1.78%
Class I	$1,000.00	$1,021.00	$3.92	0.78%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.

4

Eaton Vance

Dividend Builder Fund

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value

Aerospace & Defense — 3.1%

L3Harris Technologies, Inc.	71,100	$12,063,537

Lockheed Martin Corp.	38,000	13,866,960

		$25,930,497

Banks — 4.2%

JPMorgan Chase & Co.	147,900	$13,911,474

PNC Financial Services Group, Inc. (The)(1)	107,900	11,352,159

Truist Financial Corp.	264,200	9,920,710

		$35,184,343

Beverages — 4.6%

Coca-Cola Co. (The)	358,400	$16,013,312

PepsiCo, Inc.	173,100	22,894,206

		$38,907,518

Biotechnology — 2.8%

AbbVie, Inc.	237,800	$23,347,204

		$23,347,204

Capital Markets — 2.1%

Intercontinental Exchange, Inc.	67,800	$6,210,480

S&P Global, Inc.	21,300	7,017,924

Tradeweb Markets, Inc., Class A	69,527	4,042,300

		$17,270,704

Chemicals — 1.0%

Air Products and Chemicals, Inc.	35,300	$8,523,538

		$8,523,538

Communications Equipment — 2.0%

Cisco Systems, Inc.	354,600	$16,538,544

		$16,538,544

Containers & Packaging — 1.2%

Packaging Corp. of America	99,500	$9,930,100

		$9,930,100

Diversified Telecommunication Services — 2.8%

AT&T, Inc.	274,000	$8,283,020

Verizon Communications, Inc.	281,880	15,540,044

		$23,823,064

Security	Shares	Value

Electric Utilities — 2.0%

Duke Energy Corp.	213,600	$17,064,504

		$17,064,504

Electrical Equipment — 1.0%

Emerson Electric Co.	138,700	$8,603,561

		$8,603,561

Equity Real Estate Investment Trusts (REITs) — 1.0%

Mid-America Apartment Communities, Inc.	75,600	$8,669,052

		$8,669,052

Food & Staples Retailing — 1.0%

Costco Wholesale Corp.	28,400	$8,611,164

		$8,611,164

Food Products — 1.0%

Nestle S.A.	78,300	$8,681,170

		$8,681,170

Health Care Equipment & Supplies — 4.3%

Danaher Corp.	94,100	$16,639,703

Medtronic PLC	216,700	19,871,390

		$36,511,093

Health Care Providers & Services — 2.5%

UnitedHealth Group, Inc.	72,200	$21,295,390

		$21,295,390

Hotels, Restaurants & Leisure — 2.9%

McDonald’s Corp.	69,700	$12,857,559

Starbucks Corp.	151,900	11,178,321

		$24,035,880

Industrial Conglomerates — 1.6%

Honeywell International, Inc.	90,500	$13,085,395

		$13,085,395

Insurance — 4.0%

Chubb, Ltd.	128,900	$16,321,318

First American Financial Corp.	161,800	7,769,636

Travelers Cos., Inc. (The)	82,900	9,454,745

		$33,545,699

5	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Interactive Media & Services — 4.6%

Alphabet, Inc., Class A(1)	9,900	$14,038,695

Alphabet, Inc., Class C(1)	7,514	10,621,866

Facebook, Inc., Class A(1)	60,700	13,783,149

		$38,443,710

Internet & Direct Marketing Retail — 3.3%

Amazon.com, Inc.(1)	10,100	$27,864,082

		$27,864,082

IT Services — 8.0%

Accenture PLC, Class A	54,200	$11,637,824

Automatic Data Processing, Inc.	94,400	14,055,216

Fidelity National Information Services, Inc.	114,100	15,299,669

Visa, Inc., Class A	134,500	25,981,365

		$66,974,074

Leisure Products — 0.5%

Polaris, Inc.	46,200	$4,275,810

		$4,275,810

Media — 2.2%

Comcast Corp., Class A	464,200	$18,094,516

		$18,094,516

Multi-Utilities — 1.2%

CMS Energy Corp.	177,700	$10,381,234

		$10,381,234

Oil, Gas & Consumable Fuels — 3.3%

ConocoPhillips	177,900	$7,475,358

Phillips 66	171,600	12,338,040

Valero Energy Corp.	137,500	8,087,750

		$27,901,148

Personal Products — 1.0%

Unilever NV(2)	161,200	$8,587,124

		$8,587,124

Pharmaceuticals — 6.3%

Johnson & Johnson	158,800	$22,332,044

Pfizer, Inc.	452,800	14,806,560

Sanofi	158,000	16,113,560

		$53,252,164

Security	Shares	Value

Professional Services — 1.2%

IHS Markit, Ltd.	133,600	$10,086,800

		$10,086,800

Road & Rail — 1.0%

Union Pacific Corp.	51,400	$8,690,198

		$8,690,198

Semiconductors & Semiconductor Equipment — 4.4%

Broadcom, Inc.	62,300	$19,662,503

Texas Instruments, Inc.	138,000	17,521,860

		$37,184,363

Software — 8.2%

Microsoft Corp.	339,767	$69,145,982

		$69,145,982

Specialty Retail — 3.0%

Home Depot, Inc. (The)	100,300	$25,126,153

		$25,126,153

Technology Hardware, Storage & Peripherals — 6.0%

Apple, Inc.	137,337	$50,100,538

		$50,100,538

Total Common Stocks (identified cost $646,449,205)		$835,666,316

Short-Term Investments — 0.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(3)	2,039,024	$2,039,024

Total Short-Term Investments (identified cost $2,039,024)		$2,039,024

Total Investments — 99.5% (identified cost $648,488,229)		$837,705,340

Other Assets, Less Liabilities — 0.5%		$4,225,016

Net Assets — 100.0%		$841,930,356

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

6	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $7,499,937.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value including $7,499,937 of securities on loan (identified cost, $646,449,205)	$835,666,316

Affiliated investment, at value (identified cost, $2,039,024)	2,039,024

Cash	7,924

Dividends receivable	713,664

Dividends receivable from affiliated investment	715

Receivable for investments sold	4,278,822

Receivable for Fund shares sold	139,801

Securities lending income receivable	32

Tax reclaims receivable	374,714

Total assets	$843,221,012

Liabilities

Payable for Fund shares redeemed	$414,656

Payable to affiliates:

Investment adviser fee	444,073

Distribution and service fees	165,201

Trustees’ fees	11,728

Accrued expenses	254,998

Total liabilities	$1,290,656

Net Assets	$841,930,356

Sources of Net Assets

Paid-in capital	$684,689,859

Distributable earnings	157,240,497

Total	$841,930,356

Class A Shares

Net Assets	$629,679,666

Shares Outstanding	43,164,162

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.59

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$15.48

Class C Shares

Net Assets	$42,068,098

Shares Outstanding	2,864,807

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$14.68

Class I Shares

Net Assets	$170,182,592

Shares Outstanding	11,675,778

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends (net of foreign taxes, $221,392)	$12,962,199

Dividends from affiliated investment	12,220

Securities lending income, net	30,892

Total investment income	$13,005,311

Expenses

Investment adviser fee	$2,717,891

Distribution and service fees

Class A	790,358

Class C	234,750

Trustees’ fees and expenses	24,004

Custodian fee	108,260

Transfer and dividend disbursing agent fees	276,793

Legal and accounting services	43,079

Printing and postage	73,782

Registration fees	30,788

Miscellaneous	27,793

Total expenses	$4,327,498

Net investment income	$8,677,813

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(41,737,049)

Investment transactions — affiliated investment	(1,323)

Foreign currency transactions	10,683

Net realized loss	$(41,727,689)

Change in unrealized appreciation (depreciation) —

Investments	$(25,785,561)

Investments — affiliated investment	(295)

Foreign currency	11,910

Net change in unrealized appreciation (depreciation)	$(25,773,946)

Net realized and unrealized loss	$(67,501,635)

Net decrease in net assets from operations	$(58,823,822)

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$8,677,813	$13,890,364

Net realized gain (loss)	(41,727,689)	39,587,419

Net change in unrealized appreciation (depreciation)	(25,773,946)	185,467,220

Net increase (decrease) in net assets from operations	$(58,823,822)	$238,945,003

Distributions to shareholders —

Class A	$(5,828,626)	$(33,030,164)

Class C	(248,425)	(2,459,995)

Class I	(1,791,792)	(8,866,386)

Total distributions to shareholders	$(7,868,843)	$(44,356,545)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$13,535,748	$23,949,621

Class C	2,323,155	4,164,570

Class I	25,028,980	28,404,364

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,976,277	28,167,592

Class C	222,717	2,196,425

Class I	1,662,808	8,147,696

Cost of shares redeemed

Class A	(52,138,850)	(99,367,228)

Class C	(6,808,799)	(20,862,137)

Class I	(26,857,377)	(34,763,671)

Net asset value of shares converted

Class A	6,134,300	52,800,847

Class C	(6,134,300)	(52,800,847)

Net decrease in net assets from Fund share transactions	$(38,055,341)	$(59,962,768)

Net increase (decrease) in net assets	$(104,748,006)	$134,625,690

Net Assets

At beginning of period	$946,678,362	$812,052,672

At end of period	$841,930,356	$946,678,362

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2020

Financial Highlights

	Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$15.610		$12.510	$14.550		$13.510	$13.110	$14.190

Income (Loss) From Operations

Net investment income(1)	$0.146		$0.227	$0.242		$0.282	$0.278	$0.238

Net realized and unrealized gain (loss)	(1.034)		3.607	(0.942)		2.212	0.907	0.178

Total income (loss) from operations	$(0.888)		$3.834	$(0.700)		$2.494	$1.185	$0.416

Less Distributions

From net investment income	$(0.132)		$(0.264)	$(0.264)		$(0.264)	$(0.264)	$(0.236)

From net realized gain	—		(0.470)	(1.076)		(1.190)	(0.521)	(1.260)

Total distributions	$(0.132)		$(0.734)	$(1.340)		$(1.454)	$(0.785)	$(1.496)

Net asset value — End of period	$14.590		$15.610	$12.510		$14.550	$13.510	$13.110

Total Return(2)	(5.69	)%(3)	31.09%	(5.40)%		18.89%	9.21%	2.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$629,680		$706,043	$558,487		$674,421	$685,372	$711,199

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.02	%(6)	1.01%	1.02%		1.03%	1.04%	1.04%

Net investment income	2.04	%(6)	1.57%	1.66%		1.98%	2.09%	1.67%

Portfolio Turnover of the Portfolio(7)	—		—	37	%(3)	86%	97%	99%

Portfolio Turnover of the Fund	58	%(3)	55%	41	%(3)(8)	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.

11	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$15.710		$12.580	$14.620		$13.580	$13.160	$14.250

Income (Loss) From Operations

Net investment income(1)	$0.093		$0.115	$0.133		$0.177	$0.179	$0.132

Net realized and unrealized gain (loss)	(1.047)		3.636	(0.945)		2.209	0.926	0.167

Total income (loss) from operations	$(0.954)		$3.751	$(0.812)		$2.386	$1.105	$0.299

Less Distributions

From net investment income	$(0.076)		$(0.151)	$(0.152)		$(0.156)	$(0.164)	$(0.129)

From net realized gain	—		(0.470)	(1.076)		(1.190)	(0.521)	(1.260)

Total distributions	$(0.076)		$(0.621)	$(1.228)		$(1.346)	$(0.685)	$(1.389)

Net asset value — End of period	$14.680		$15.710	$12.580		$14.620	$13.580	$13.160

Total Return(2)	(6.07	)%(3)	30.13%	(6.09)%		17.89%	8.51%	2.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,068		$56,585	$107,495		$149,298	$163,138	$165,915

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.78	%(6)	1.77%	1.77%		1.78%	1.79%	1.79%

Net investment income	1.28	%(6)	0.80%	0.91%		1.24%	1.34%	0.92%

Portfolio Turnover of the Portfolio(7)	—		—	37	%(3)	86%	97%	99%

Portfolio Turnover of the Fund	58	%(3)	55%	41	%(3)(8)	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.

12	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$15.600		$12.500	$14.530		$13.500	$13.100	$14.180

Income (Loss) From Operations

Net investment income(1)	$0.163		$0.262	$0.279		$0.316	$0.312	$0.274

Net realized and unrealized gain (loss)	(1.033)		3.608	(0.932)		2.204	0.906	0.178

Total income (loss) from operations	$(0.870)		$3.870	$(0.653)		$2.520	$1.218	$0.452

Less Distributions

From net investment income	$(0.150)		$(0.300)	$(0.301)		$(0.300)	$(0.297)	$(0.272)

From net realized gain	—		(0.470)	(1.076)		(1.190)	(0.521)	(1.260)

Total distributions	$(0.150)		$(0.770)	$(1.377)		$(1.490)	$(0.818)	$(1.532)

Net asset value — End of period	$14.580		$15.600	$12.500		$14.530	$13.500	$13.100

Total Return(2)	(5.58	)%(3)	31.44%	(5.10)%		19.12%	9.49%	3.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$170,183		$184,050	$146,070		$164,604	$113,726	$107,963

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.78	%(6)	0.76%	0.77%		0.78%	0.79%	0.79%

Net investment income	2.29	%(6)	1.82%	1.92%		2.22%	2.35%	1.92%

Portfolio Turnover of the Portfolio(7)	—		—	37	%(3)	86%	97%	99%

Portfolio Turnover of the Fund	58	%(3)	55%	41	%(3)(8)	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 11, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Dividend Builder Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to June 11, 2018.

13	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

14

Eaton Vance

Dividend Builder Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$646,804,849

Gross unrealized appreciation	$198,914,710

Gross unrealized depreciation	(8,014,219)

Net unrealized appreciation	$190,900,491

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at a reduced rate on daily net assets of $3 billion or more, and is payable monthly. For the six months ended June 30, 2020, the investment adviser fee amounted to $2,717,891 or 0.64% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

15

Eaton Vance

Dividend Builder Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $53,621 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,311 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $790,358 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $176,062 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2020 amounted to $58,688 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2020, the Fund was informed that EVD received approximately $3,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $491,222,583 and $531,589,229, respectively, for the six months ended June 30, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	952,910	1,656,682

Issued to shareholders electing to receive payments of distributions in Fund shares	338,326	1,906,692

Redemptions	(3,798,375)	(6,912,680)

Converted from Class C shares	440,209	3,937,445

Net increase (decrease)	(2,066,930)	588,139

16

Eaton Vance

Dividend Builder Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	166,302	284,321

Issued to shareholders electing to receive payments of distributions in Fund shares	15,085	147,852

Redemptions	(480,715)	(1,460,281)

Converted to Class A shares	(437,325)	(3,913,810)

Net decrease	(736,653)	(4,941,918)

Class I	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	1,713,844	1,984,411

Issued to shareholders electing to receive payments of distributions in Fund shares	113,172	552,655

Redemptions	(1,952,710)	(2,422,215)

Net increase (decrease)	(125,694)	114,851

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2020, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $7,499,937 and $7,743,505, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

17

Eaton Vance

Dividend Builder Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $2,039,024, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$3,124,549	$96,185,263	$(97,269,170)	$(1,323)	$(295)	$2,039,024	$12,220	2,039,024

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$80,361,290	$—		$—	$80,361,290

Consumer Discretionary	81,301,925	—		—	81,301,925

Consumer Staples	56,105,806	8,681,170		—	64,786,976

Energy	27,901,148	—		—	27,901,148

Financials	86,000,746	—		—	86,000,746

Health Care	118,292,291	16,113,560		—	134,405,851

Industrials	66,396,451	—		—	66,396,451

Information Technology	239,943,501	—		—	239,943,501

Materials	18,453,638	—		—	18,453,638

Real Estate	8,669,052	—		—	8,669,052

Utilities	27,445,738	—		—	27,445,738

Total Common Stocks	$810,871,586	$24,794,730	*	$—	$835,666,316

Short-Term Investments	$—	$2,039,024		$—	$2,039,024

Total Investments	$810,871,586	$26,833,754		$—	$837,705,340

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

18

Eaton Vance

Dividend Builder Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

19

Eaton Vance

Dividend Builder Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

20

Eaton Vance

Dividend Builder Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Dividend Builder Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other

21

Eaton Vance

Dividend Builder Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Dividend Builder Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

23

Eaton Vance

Dividend Builder Fund

June 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7697    6.30.20

Eaton Vance

Greater India Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and GSAM, sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and GSAM are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Greater India Fund

Eaton Vance

Greater India Fund

June 30, 2020

Performance1,2

Portfolio Manager Hiren Dasani, CFA, of Goldman Sachs Asset Management, L.P. (GSAM)

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	05/02/1994	05/02/1994	–16.44%	–12.82%	1.78%	2.96%
Class A with 5.75% Maximum Sales Charge	—	—	–21.24	–17.84	0.59	2.35
Class C at NAV	07/07/2006	05/02/1994	–16.73	–13.43	1.07	2.25
Class C with 1% Maximum Sales Charge	—	—	–17.56	–14.27	1.07	2.25
Class I at NAV	10/01/2009	05/02/1994	–16.31	–12.52	2.09	3.27

MSCI India Index	—	—	–16.95%	–17.04%	0.92%	1.69%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.63%	2.33%	1.33%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Infosys, Ltd.	10.8%

Reliance Industries, Ltd.	9.4

ICICI Bank, Ltd.	6.8

Hindustan Unilever, Ltd.	5.8

Bharti Airtel, Ltd.	5.5

Maruti Suzuki India, Ltd.	4.2

HDFC Bank, Ltd.	3.8

Housing Development Finance Corp., Ltd.	3.6

Axis Bank, Ltd.	3.6

Info Edge India, Ltd.	3.1

Total	56.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective September 15, 2016, Goldman Sachs Asset Management International (GSAM beginning October 19, 2017) began sub-advising the Fund. Performance prior to September 15, 2016, reflects the Fund’s performance under a former sub-adviser.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater India Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$835.60	$7.39	1.62%
Class C	$1,000.00	$832.70	$10.62	2.33%
Class I	$1,000.00	$836.90	$5.98	1.31%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.80	$8.12	1.62%
Class C	$1,000.00	$1,013.30	$11.66	2.33%
Class I	$1,000.00	$1,018.30	$6.57	1.31%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Greater India Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Investment in Greater India Portfolio, at value (identified cost, $145,189,269)	$172,021,185

Receivable for Fund shares sold	111,340

Total assets	$172,132,525

Liabilities

Payable for Fund shares redeemed	$116,807

Payable to affiliates:

Administration fee	20,840

Distribution and service fees	35,741

Trustees’ fees	125

Accrued expenses	63,603

Total liabilities	$237,116

Net Assets	$171,895,409

Sources of Net Assets

Paid-in capital	$150,161,093

Distributable earnings	21,734,316

Total	$171,895,409

Class A Shares

Net Assets	$121,546,605

Shares Outstanding	4,240,742

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$28.66

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$30.41

Class C Shares

Net Assets	$7,759,834

Shares Outstanding	318,816

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$24.34

Class I Shares

Net Assets	$42,588,970

Shares Outstanding	1,446,147

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$29.45

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends allocated from Portfolio (net of foreign taxes, $67,290)	$783,941

Interest allocated from Portfolio	2,440

Expenses allocated from Portfolio	(863,671)

Total investment loss from Portfolio	$(77,290)

Expenses

Administration fee	$134,700

Distribution and service fees

Class A	199,217

Class C	46,238

Trustees’ fees and expenses	250

Custodian fee	10,132

Transfer and dividend disbursing agent fees	112,351

Legal and accounting services	15,327

Printing and postage	16,828

Registration fees	25,355

Miscellaneous	4,596

Total expenses	$564,994

Net investment loss	$(642,284)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(1,467,984)

Financial futures contracts	1,057,586

Foreign currency transactions	(85,229)

Net realized loss	$(495,627)

Change in unrealized appreciation (depreciation) —

Investments	$(33,457,493)

Financial futures contracts	(64,805)

Foreign currency	1,760

Net change in unrealized appreciation (depreciation)	$(33,520,538)

Net realized and unrealized loss	$(34,016,165)

Net decrease in net assets from operations	$(34,658,449)

6	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment loss	$(642,284)	$(1,202,942)

Net realized gain (loss)	(495,627)	2,233,612

Net change in unrealized appreciation (depreciation)	(33,520,538)	19,937,594

Net increase (decrease) in net assets from operations	$(34,658,449)	$20,968,264

Distributions to shareholders —

Class A	$—	$(4,591,828)

Class B	—	(8,912)

Class C	—	(433,321)

Class I	—	(1,059,604)

Total distributions to shareholders	$—	$(6,093,665)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,159,871	$8,144,780

Class B	—	736

Class C	328,076	1,654,639

Class I	37,874,634	17,577,702

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	4,145,063

Class B	—	8,067

Class C	—	376,242

Class I	—	864,768

Cost of shares redeemed

Class A	(19,209,309)	(22,105,068)

Class B	—	(50,711)

Class C	(1,804,419)	(4,331,484)

Class I	(30,789,182)	(17,968,399)

Net asset value of shares converted(1)

Class A	649,475	8,818,338

Class B	—	(564,214)

Class C	(649,475)	(8,254,124)

Net decrease in net assets from Fund share transactions	$(9,440,329)	$(11,683,665)

Net increase (decrease) in net assets	$(44,098,778)	$3,190,934

Net Assets

At beginning of period	$215,994,187	$212,803,253

At end of period	$171,895,409	$215,994,187

(1)	Includes the conversion of Class B to Class A shares at the close of business on August 15, 2019 upon the termination of Class B.

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2020

Financial Highlights

	Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$34.300		$32.020	$36.830	$26.300	$25.770		$27.310

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.110)		$(0.188)	$(0.150)	$0.016	$(0.200)		$(0.245)

Net realized and unrealized gain (loss)	(5.530)		3.424	(4.284)	11.737	0.878		(1.090)

Total income (loss) from operations	$(5.640)		$3.236	$(4.434)	$11.753	$0.678		$(1.335)

Less Distributions

From net investment income	$—		$—	$(0.376)	$(1.223)	$(0.148)		$(0.205)

From net realized gain	—		(0.956)	—	—	—		—

Total distributions	$—		$(0.956)	$(0.376)	$(1.223)	$(0.148)		$(0.205)

Net asset value — End of period	$28.660		$34.300	$32.020	$36.830	$26.300		$25.770

Total Return(2)	(16.44	)%(3)	10.46%	(12.13)%	44.80%	2.64	%(4)	(4.96	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$121,547		$163,335	$152,967	$192,016	$149,950		$172,386

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.62	%(7)	1.63%	1.62%	1.68%	1.88	%(4)	1.88	%(4)

Net investment income (loss)	(0.74	)%(7)	(0.58)%	(0.44)%	0.05%	(0.75)%		(0.88)%

Portfolio Turnover of the Portfolio	17	%(3)	21%	29%	25%	91%		30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02% and 0.02% of average daily net assets for the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$29.230		$27.620	$32.050	$23.020	$22.580		$24.120

Income (Loss) From Operations

Net investment loss(1)	$(0.184)		$(0.363)	$(0.334)	$(0.186)	$(0.336)		$(0.383)

Net realized and unrealized gain (loss)	(4.706)		2.929	(3.720)	10.247	0.776		(0.954)

Total income (loss) from operations	$(4.890)		$2.566	$(4.054)	$10.061	$0.440		$(1.337)

Less Distributions

From net investment income	$—		$—	$(0.376)	$(1.031)	$—		$(0.203)

From net realized gain	—		(0.956)	—	—	—		—

Total distributions	$—		$(0.956)	$(0.376)	$(1.031)	$—		$(0.203)

Net asset value — End of period	$24.340		$29.230	$27.620	$32.050	$23.020		$22.580

Total Return(2)	(16.73	)%(3)	9.69%	(12.76)%	43.81%	1.95	%(4)	(5.63	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,760		$11,898	$21,891	$30,195	$22,335		$28,276

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	2.33	%(7)	2.33%	2.32%	2.38%	2.58	%(4)	2.58	%(4)

Net investment loss	(1.46	)%(7)	(1.30)%	(1.14)%	(0.65)%	(1.44)%		(1.56)%

Portfolio Turnover of the Portfolio	17	%(3)	21%	29%	25%	91%		30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02% and 0.02% of average daily net assets for the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$35.190		$32.730	$37.520	$26.770	$26.230		$27.710

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.065)		$(0.092)	$(0.047)	$0.140	$(0.126)		$(0.166)

Net realized and unrealized gain (loss)	(5.675)		3.508	(4.367)	11.936	0.900		(1.108)

Total income (loss) from operations	$(5.740)		$3.416	$(4.414)	$12.076	$0.774		$(1.274)

Less Distributions

From net investment income	$—		$—	$(0.376)	$(1.326)	$(0.234)		$(0.206)

From net realized gain	—		(0.956)	—	—	—		—

Total distributions	$—		$(0.956)	$(0.376)	$(1.326)	$(0.234)		$(0.206)

Net asset value — End of period	$29.450		$35.190	$32.730	$37.520	$26.770		$26.230

Total Return(2)	(16.31	)%(3)	10.79%	(11.85)%	45.22%	2.97	%(4)	(4.70	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,589		$40,761	$37,330	$48,595	$26,866		$29,959

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.31	%(7)	1.33%	1.32%	1.38%	1.58	%(4)	1.58	%(4)

Net investment income (loss)	(0.43	)%(7)	(0.27)%	(0.14)%	0.41%	(0.46)%		(0.59)%

Portfolio Turnover of the Portfolio	17	%(3)	21%	29%	25%	91%		30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02% and 0.02% of average daily net assets for the years ended December 31, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Greater India Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the six months ended June 30, 2020, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the administration fee amounted to $134,700.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $16,402 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,210 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $199,217 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $34,678 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2020 amounted to $11,560 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2020, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

12

Eaton Vance

Greater India Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $33,071,744 and $43,767,622, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	142,937	251,172

Issued to shareholders electing to receive payments of distributions in Fund shares	—	135,062

Redemptions	(685,622)	(680,177)

Converted from Class B shares	—	18,163

Converted from Class C shares	21,788	260,718

Net decrease	(520,897)	(15,062)

Class B		Year Ended December 31, 2019(1)

Sales		28

Issued to shareholders electing to receive payments of distributions in Fund shares		305

Redemptions		(1,747)

Converted to Class A shares		(20,705)

Net decrease		(22,119)

Class C	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	12,783	58,720

Issued to shareholders electing to receive payments of distributions in Fund shares	—	14,344

Redemptions	(75,390)	(155,685)

Converted to Class A shares	(25,605)	(302,832)

Net decrease	(88,212)	(385,453)

13

Eaton Vance

Greater India Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	1,419,276	529,425

Issued to shareholders electing to receive payments of distributions in Fund shares	—	27,497

Redemptions	(1,131,315)	(539,364)

Net increase	287,961	17,558

(1)	At the close of business on August 15, 2019, Class B shares were converted into Class A and Class B was terminated.

14

Greater India Portfolio

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 97.2%
Security	Shares	Value

India — 97.2%

Airlines — 0.5%

InterGlobe Aviation, Ltd.(1)	69,143	$904,195

		$904,195

Auto Components — 1.0%

MRF, Ltd.	1,871	$1,667,075

		$1,667,075

Automobiles — 4.4%

Hero MotoCorp, Ltd.	12,294	$416,127

Maruti Suzuki India, Ltd.	93,513	7,228,738

		$7,644,865

Banks — 16.5%

Axis Bank, Ltd.	1,140,167	$6,177,895

HDFC Bank, Ltd.	461,207	6,486,153

ICICI Bank, Ltd.	2,516,762	11,751,874

Kotak Mahindra Bank, Ltd.	218,246	3,915,742

		$28,331,664

Construction & Engineering — 1.5%

Voltas, Ltd.	362,567	$2,620,867

		$2,620,867

Construction Materials — 3.1%

Dalmia Bharat, Ltd.	144,462	$1,304,757

UltraTech Cement, Ltd.	78,030	4,030,663

		$5,335,420

Consumer Finance — 1.1%

Muthoot Finance, Ltd.	124,777	$1,803,233

		$1,803,233

Electrical Equipment — 0.1%

Graphite India, Ltd.	83,106	$203,147

		$203,147

Food & Staples Retailing — 2.4%

Avenue Supermarts, Ltd.(1)(2)	132,905	$4,075,099

		$4,075,099

Security	Shares	Value

Food Products — 3.2%

Nestle India, Ltd.	14,010	$3,176,512

Tata Consumer Products, Ltd.	435,715	2,240,835

		$5,417,347

Hotels, Restaurants & Leisure — 1.1%

Jubilant FoodWorks, Ltd.	84,027	$1,924,391

		$1,924,391

Household Durables — 2.9%

Crompton Greaves Consumer Electricals, Ltd.	863,283	$2,723,082

Whirlpool of India, Ltd.	81,838	2,242,900

		$4,965,982

Household Products — 5.8%

Hindustan Unilever, Ltd.	345,269	$9,968,254

		$9,968,254

Insurance — 3.4%

ICICI Lombard General Insurance Co., Ltd.(1)	150,940	$2,540,416

SBI Life Insurance Co., Ltd.(1)(2)	314,097	3,360,058

		$5,900,474

Interactive Media & Services — 3.1%

Info Edge India, Ltd.	144,809	$5,284,609

		$5,284,609

IT Services — 15.1%

HCL Technologies, Ltd.	666,868	$4,922,751

Infosys, Ltd.	1,915,915	18,567,106

Infosys, Ltd. ADR	44,140	426,392

Larsen & Toubro Infotech, Ltd.(1)	78,423	2,032,968

		$25,949,217

Life Sciences Tools & Services — 2.8%

Divi’s Laboratories, Ltd.	158,024	$4,768,926

		$4,768,926

Machinery — 0.9%

AIA Engineering, Ltd.	72,005	$1,528,387

		$1,528,387

15	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multiline Retail — 0.5%

Trent, Ltd.	113,576	$935,061

		$935,061

Oil, Gas & Consumable Fuels — 9.4%

Reliance Industries, Ltd.	710,386	$16,190,975

		$16,190,975

Personal Products — 1.5%

Marico, Ltd.	538,582	$2,516,814

		$2,516,814

Pharmaceuticals — 5.9%

Abbott India, Ltd.	20,969	$4,378,450

Ipca Laboratories, Ltd.	73,861	1,637,071

Lupin, Ltd.	197,697	2,384,059

Torrent Pharmaceuticals, Ltd.	58,307	1,831,736

		$10,231,316

Real Estate Management & Development — 1.9%

Godrej Properties, Ltd.(2)	117,693	$1,347,632

Oberoi Realty, Ltd.	214,170	1,031,198

Prestige Estates Projects, Ltd.	325,464	905,542

		$3,284,372

Thrifts & Mortgage Finance — 3.6%

Housing Development Finance Corp., Ltd.	267,424	$6,240,678

		$6,240,678

Wireless Telecommunication Services — 5.5%

Bharti Airtel, Ltd.(2)	1,271,051	$9,446,805

		$9,446,805

Total India (identified cost $140,309,746)		$167,139,173

Total Common Stocks (identified cost $140,309,746)		$167,139,173

Total Investments — 97.2% (identified cost $140,309,746)		$167,139,173

Other Assets, Less Liabilities — 2.8%		$4,883,656

Net Assets — 100.0%		$172,022,829

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $12,912,736 or 7.5% of the Portfolio’s net assets.

(2)	Non-income producing security.

16	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

SGX CNX Nifty Index	184	Long	7/30/20	$3,781,200	$(64,806)

					$(64,806)

Abbreviations:

ADR	–	American Depositary Receipt

17	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $140,309,746)	$167,139,173

Cash	3,651,229

Deposits for derivatives collateral — financial futures contracts	425,040

Foreign currency, at value (identified cost, $872,333)	873,134

Dividends receivable	270,056

Receivable for investments sold	114,610

Receivable for variation margin on open financial futures contracts	125,250

Receivable for foreign taxes	43,182

Total assets	$172,641,674

Liabilities

Payable for investments purchased	$412,850

Payable to affiliates:

Investment adviser fee	118,222

Trustees’ fees	2,780

Accrued expenses	84,993

Total liabilities	$618,845

Net Assets applicable to investors’ interest in Portfolio	$172,022,829

18	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends (net of foreign taxes, $67,291)	$783,948

Interest	2,440

Total investment income	$786,388

Expenses

Investment adviser fee	$763,813

Trustees’ fees and expenses	5,520

Custodian fee	49,881

Legal and accounting services	40,533

Miscellaneous	3,931

Total expenses	$863,678

Net investment loss	$(77,290)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,467,998)

Financial futures contracts	1,057,596

Foreign currency transactions	(85,230)

Net realized loss	$(495,632)

Change in unrealized appreciation (depreciation) —

Investments	$(33,457,800)

Financial futures contracts	(64,806)

Foreign currency	1,760

Net change in unrealized appreciation (depreciation)	$(33,520,846)

Net realized and unrealized loss	$(34,016,478)

Net decrease in net assets from operations	$(34,093,768)

19	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income (loss)	$(77,290)	$147,609

Net realized gain (loss)	(495,632)	2,233,635

Net change in unrealized appreciation (depreciation)	(33,520,846)	19,937,767

Net increase (decrease) in net assets from operations	$(34,093,768)	$22,319,011

Capital transactions —

Contributions	$33,071,744	$12,649,694

Withdrawals	(43,767,622)	(31,342,570)

Net decrease in net assets from capital transactions	$(10,695,878)	$(18,692,876)

Net increase (decrease) in net assets	$(44,789,646)	$3,626,135

Net Assets

At beginning of period	$216,812,475	$213,186,340

At end of period	$172,022,829	$216,812,475

20	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2020

Financial Highlights

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.96	%(2)	0.98%	0.98%	0.98%	1.19%	1.23%

Net investment income (loss)	(0.09	)%(2)	0.07%	0.19%	0.76%	(0.06)%	(0.23)%

Portfolio Turnover	17	%(3)	21%	29%	25%	91%	30%

Total Return	(16.15	)%(3)	11.17%	(11.57)%	45.78%	3.35%	(4.33)%

Net assets, end of period (000’s omitted)	$172,023		$216,812	$213,186	$273,437	$203,663	$238,167

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2020, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2020,

22

Greater India Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

the Portfolio, for tax reporting in India, had estimated accumulated losses of INR 1,073,268,286 (having a value of approximately $14,215,000 at June 30, 2020) that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gain taxes. These accumulated losses expire on March 31, 2022 (INR 90,144,310), March 31, 2026 (INR 74,501,836), March 31, 2027 (INR 905,473,400) and March 31, 2028 (INR 3,148,740). Of the accumulated losses as of March 31, 2020, INR 205,939,319 are short-term and INR 867,328,967 are long-term.

As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.85% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2020, the investment adviser fee amounted to $763,813 or 0.85% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

23

Greater India Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $30,531,865 and $43,919,765, respectively, for the six months ended June 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,639,403

Gross unrealized appreciation	$28,586,206

Gross unrealized depreciation	(9,151,242)

Net unrealized appreciation	$19,434,964

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2020 is included in the Portfolio of Investments. At June 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Financial futures contracts	$—	$(64,806)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$1,057,596	$(64,806)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2020, which is indicative of the volume of this derivative type, was approximately $3,953,000.

24

Greater India Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Communication Services	$—	$14,731,414	$—	$14,731,414

Consumer Discretionary	—	17,137,374	—	17,137,374

Consumer Staples	—	21,977,514	—	21,977,514

Energy	—	16,190,975	—	16,190,975

Financials	—	42,276,049	—	42,276,049

Health Care	—	15,000,242	—	15,000,242

Industrials	—	5,256,596	—	5,256,596

Information Technology	426,392	25,522,825	—	25,949,217

Materials	—	5,335,420	—	5,335,420

Real Estate	—	3,284,372	—	3,284,372

Total Common Stocks	$426,392	$166,712,781 *	$—	$167,139,173

Total Investments	$426,392	$166,712,781	$—	$167,139,173

Liability Description

Futures Contracts	$—	$(64,806)	$—	$(64,806)

Total	$—	$(64,806)	$—	$(64,806)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

25

Greater India Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

26

Eaton Vance

Greater India Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

27

Eaton Vance

Greater India Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Greater India Fund (the “Fund”), as well as the investment advisory agreement between Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Goldman Sachs Asset Management, L.P. (the “Sub-adviser”), with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

28

Eaton Vance

Greater India Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

29

Eaton Vance

Greater India Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

30

Eaton Vance

Greater India Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

31

Eaton Vance

Greater India Fund

June 30, 2020

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Greater India Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Eaton Vance Greater India Fund and Greater India Portfolio

Goldman Sachs Asset Management, L.P.

200 West Street

New York, NY 10282

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7693    6.30.20

Eaton Vance

Growth Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Growth Fund

Eaton Vance

Growth Fund

June 30, 2020

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	09/09/2002	09/09/2002	7.93%	18.19%	12.93%	14.78%
Class A with 5.75% Maximum Sales Charge	—	—	1.71	11.41	11.60	14.10

Class C at NAV	09/09/2002	09/09/2002	7.55	17.28	12.08	13.92
Class C with 1% Maximum Sales Charge	—	—	6.55	16.28	12.08	13.92

Class I at NAV	05/03/2007	09/09/2002	8.08	18.47	13.21	15.06
Class R at NAV	08/03/2009	09/09/2002	7.82	17.89	12.65	14.48

Russell 1000® Growth Index	—	—	9.81%	23.28%	15.87%	17.22%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R

Gross			1.09%	1.84%	0.84%	1.34%
Net			1.05	1.80	0.80	1.30

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Amazon.com, Inc.	9.7%

Microsoft Corp.	6.5

Visa, Inc., Class A	5.2

Apple, Inc.	4.6

Adobe, Inc.	4.2

PayPal Holdings, Inc.	4.1

salesforce.com, inc.	3.7

Alphabet, Inc., Class A	3.6

Facebook, Inc., Class A	3.4

Alphabet, Inc., Class C	3.2

Total	48.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Growth Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Growth Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,079.30	$5.43	**	1.05%
Class C	$1,000.00	$1,075.50	$9.29	**	1.80%
Class I	$1,000.00	$1,080.80	$4.14	**	0.80%
Class R	$1,000.00	$1,078.20	$6.72	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.27	**	1.05%
Class C	$1,000.00	$1,015.90	$9.02	**	1.80%
Class I	$1,000.00	$1,020.90	$4.02	**	0.80%
Class R	$1,000.00	$1,018.40	$6.52	**	1.30%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Growth Fund

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 100.1%
Security	Shares	Value

Aerospace & Defense — 2.1%

Boeing Co. (The)	8,062	$1,477,765

Hexcel Corp.	76,192	3,445,402

Raytheon Technologies Corp.	31,944	1,968,389

		$6,891,556

Auto Components — 0.6%

Aptiv PLC	25,285	$1,970,207

		$1,970,207

Banks — 2.0%

Bank of America Corp.	154,228	$3,662,915

JPMorgan Chase & Co.	29,908	2,813,147

		$6,476,062

Beverages — 1.3%

Constellation Brands, Inc., Class A	13,884	$2,429,006

PepsiCo, Inc.	14,900	1,970,674

		$4,399,680

Biotechnology — 6.1%

AbbVie, Inc.	34,288	$3,366,396

Amgen, Inc.	18,468	4,355,863

Argenx SE ADR(1)	13,135	2,958,396

Blueprint Medicines Corp.(1)	30,772	2,400,216

Exact Sciences Corp.(1)(2)	19,210	1,670,117

Incyte Corp.(1)	17,940	1,865,222

Vertex Pharmaceuticals, Inc.(1)	11,442	3,321,727

		$19,937,937

Building Products — 0.7%

A.O. Smith Corp.	47,659	$2,245,692

		$2,245,692

Capital Markets — 0.9%

Charles Schwab Corp. (The)	89,249	$3,011,261

		$3,011,261

Commercial Services & Supplies — 0.8%

Waste Connections, Inc.	29,213	$2,739,887

		$2,739,887

Security	Shares	Value

Containers & Packaging — 0.6%

Avery Dennison Corp.	16,570	$1,890,471

		$1,890,471

Electrical Equipment — 1.2%

AMETEK, Inc.	44,928	$4,015,215

		$4,015,215

Electronic Equipment, Instruments & Components — 1.7%

Zebra Technologies Corp., Class A(1)	21,203	$5,426,908

		$5,426,908

Entertainment — 2.7%

Netflix, Inc.(1)	14,477	$6,587,614

Walt Disney Co. (The)	21,319	2,377,282

		$8,964,896

Food Products — 1.0%

Mondelez International, Inc., Class A	63,002	$3,221,292

		$3,221,292

Health Care Equipment & Supplies — 5.1%

Abbott Laboratories	28,059	$2,565,434

Boston Scientific Corp.(1)	91,666	3,218,393

Haemonetics Corp.(1)	39,253	3,515,499

Intuitive Surgical, Inc.(1)	9,755	5,558,692

Tandem Diabetes Care, Inc.(1)	19,566	1,935,469

		$16,793,487

Health Care Providers & Services — 3.1%

Centene Corp.(1)	56,590	$3,596,294

UnitedHealth Group, Inc.	22,809	6,727,515

		$10,323,809

Hotels, Restaurants & Leisure — 1.3%

Starbucks Corp.	59,033	$4,344,239

		$4,344,239

Interactive Media & Services — 10.8%

Alphabet, Inc., Class A(1)	8,421	$11,941,399

Alphabet, Inc., Class C(1)	7,456	10,539,876

Facebook, Inc., Class A(1)	49,048	11,137,329

Twitter, Inc.(1)	59,692	1,778,225

		$35,396,829

5	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet & Direct Marketing Retail — 9.7%

Amazon.com, Inc.(1)	11,499	$31,723,671

		$31,723,671

IT Services — 10.0%

GoDaddy, Inc., Class A(1)	29,745	$2,181,201

PayPal Holdings, Inc.(1)	76,413	13,313,437

Visa, Inc., Class A	89,114	17,214,151

		$32,708,789

Life Sciences Tools & Services — 2.2%

10X Genomics, Inc., Class A(1)	26,459	$2,363,053

Agilent Technologies, Inc.	24,191	2,137,759

Illumina, Inc.(1)	7,378	2,732,442

		$7,233,254

Pharmaceuticals — 1.0%

Eli Lilly & Co.	10,033	$1,647,218

Ipsen SA	21,026	1,783,667

		$3,430,885

Road & Rail — 1.5%

CSX Corp.	21,613	$1,507,291

Uber Technologies, Inc.(1)	64,902	2,017,154

Union Pacific Corp.	9,103	1,539,044

		$5,063,489

Semiconductors & Semiconductor Equipment — 5.2%

Micron Technology, Inc.(1)	87,142	$4,489,556

QUALCOMM, Inc.	86,188	7,861,208

Texas Instruments, Inc.	37,385	4,746,773

		$17,097,537

Software — 19.1%

Adobe, Inc.(1)	32,014	$13,936,014

Intuit, Inc.	21,629	6,406,294

Microsoft Corp.	105,550	21,480,480

SailPoint Technologies Holdings, Inc.(1)	103,792	2,747,374

salesforce.com, inc.(1)	64,309	12,047,005

Zscaler, Inc.(1)	54,879	6,009,251

		$62,626,418

Security	Shares	Value

Specialty Retail — 3.3%

AutoZone, Inc.(1)	1,568	$1,768,892

Lowe’s Cos., Inc.	49,868	6,738,164

TJX Cos., Inc. (The)	46,104	2,331,019

		$10,838,075

Technology Hardware, Storage & Peripherals — 4.6%

Apple, Inc.	41,605	$15,177,504

		$15,177,504

Textiles, Apparel & Luxury Goods — 1.5%

NIKE, Inc., Class B	48,789	$4,783,761

		$4,783,761

Total Common Stocks (identified cost $166,619,442)		$328,732,811

Short-Term Investments — 0.0%(3)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(4)	36,266	$36,266

Total Short-Term Investments (identified cost $36,266)		$36,266

Total Investments — 100.1% (identified cost $166,655,708)		$328,769,077

Other Assets, Less Liabilities — (0.1)%		$(275,884)

Net Assets — 100.0%		$328,493,193

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $1,653,338.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Abbreviations:

ADR	–	American Depositary Receipt

6	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value including $1,653,338 of securities on loan (identified cost, $166,619,442)	$328,732,811

Affiliated investment, at value (identified cost, $36,266)	36,266

Cash	17,305

Dividends receivable	45,354

Dividends receivable from affiliated investment	229

Receivable for Fund shares sold	80,667

Securities lending income receivable	366

Tax reclaims receivable	67,319

Total assets	$328,980,317

Liabilities

Payable for Fund shares redeemed	$117,647

Payable to affiliates:

Investment adviser fee	172,288

Distribution and service fees	63,560

Trustees’ fees	4,070

Other	16,116

Accrued expenses	113,443

Total liabilities	$487,124

Net Assets	$328,493,193

Sources of Net Assets

Paid-in capital	$149,367,786

Distributable earnings	179,125,407

Total	$328,493,193

Class A Shares

Net Assets	$240,942,556

Shares Outstanding	7,936,235

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$30.36

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$32.21

Class C Shares

Net Assets	$17,286,580

Shares Outstanding	705,560

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$24.50

Class I Shares

Net Assets	$68,238,170

Shares Outstanding	2,162,350

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$31.56

Class R Shares

Net Assets	$2,025,887

Shares Outstanding	69,012

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$29.36

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends (net of foreign taxes, $9,467)	$1,207,164

Dividends from affiliated investment	4,298

Securities lending income, net	4,248

Total investment income	$1,215,710

Expenses

Investment adviser fee	$985,385

Distribution and service fees

Class A	278,366

Class C	80,751

Class R	5,280

Trustees’ fees and expenses	7,783

Custodian fee	36,562

Transfer and dividend disbursing agent fees	151,427

Legal and accounting services	26,895

Printing and postage	14,529

Registration fees	31,643

Miscellaneous	11,425

Total expenses	$1,630,046

Deduct —

Allocation of expenses to affiliate	$52,125

Total expense reductions	$52,125

Net expenses	$1,577,921

Net investment loss	$(362,211)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$12,029,887

Investment transactions — affiliated investment	714

Foreign currency transactions	(3,540)

Net realized gain	$12,027,061

Change in unrealized appreciation (depreciation) —

Investments	$11,041,967

Investments — affiliated investment	(71)

Net change in unrealized appreciation (depreciation)	$11,041,896

Net realized and unrealized gain	$23,068,957

Net increase in net assets from operations	$22,706,746

8	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment loss	$(362,211)	$(435,461)

Net realized gain	12,027,061	38,423,604

Net change in unrealized appreciation (depreciation)	11,041,896	49,261,325

Net increase in net assets from operations	$22,706,746	$87,249,468

Distributions to shareholders —

Class A	$—	$(19,933,190)

Class C	—	(1,838,413)

Class I	—	(5,682,677)

Class R	—	(190,725)

Total distributions to shareholders	$—	$(27,645,005)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$6,464,004	$11,587,924

Class C	2,454,447	1,833,899

Class I	5,809,425	15,275,659

Class R	776,145	407,315

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	18,389,458

Class C	—	1,635,011

Class I	—	5,539,930

Class R	—	157,118

Cost of shares redeemed

Class A	(20,056,714)	(38,424,586)

Class C	(2,403,027)	(8,928,687)

Class I	(7,970,644)	(50,226,391)

Class R	(1,154,844)	(1,903,334)

Net asset value of shares converted

Class A	1,357,548	16,669,280

Class C	(1,357,548)	(16,669,280)

Net decrease in net assets from Fund share transactions	$(16,081,208)	$(44,656,684)

Net increase in net assets	$6,625,538	$14,947,779

Net Assets

At beginning of period	$321,867,655	$306,919,876

At end of period	$328,493,193	$321,867,655

9	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2020

Financial Highlights

	Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$28.130		$23.610	$26.650		$22.300		$22.230		$21.670

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.034)		$(0.037)	$(0.034)		$(0.021)		$0.047		$0.140

Net realized and unrealized gain	2.264		7.095	0.301		5.680		0.451		1.387

Total income from operations	$2.230		$7.058	$0.267		$5.659		$0.498		$1.527

Less Distributions

From net investment income	$—		$—	$—		$(0.029)		$(0.085)		$—

From net realized gain	—		(2.538)	(3.307)		(1.280)		(0.343)		(0.967)

Total distributions	$—		$(2.538)	$(3.307)		$(1.309)		$(0.428)		$(0.967)

Net asset value — End of period	$30.360		$28.130	$23.610		$26.650		$22.300		$22.230

Total Return(2)(3)	7.93	%(4)	30.38%	0.27%		25.42%		2.32%		7.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$240,943		$236,457	$190,017		$209,606		$194,018		$214,135

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	1.05	%(6)	1.05%	1.05	%(7)	1.05	%(7)	1.05	%(7)	1.05	%(7)

Net investment income (loss)	(0.25	)%(6)	(0.14)%	(0.12	)%(7)	(0.08	)%(7)	0.22	%(7)	0.62	%(7)

Portfolio Turnover of the Portfolio	—		—	20	%(4)(8)	50	%(8)	60	%(8)	55	%(8)

Portfolio Turnover of the Fund	28	%(4)	40%	28	%(4)(9)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.04%, 0.06%, 0.08% and 0.07% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

10	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$22.790		$19.660	$22.870		$19.410		$19.460		$19.230

Income (Loss) From Operations

Net investment loss(1)	$(0.110)		$(0.206)	$(0.214)		$(0.183)		$(0.101)		$(0.025)

Net realized and unrealized gain	1.820		5.874	0.311		4.923		0.394		1.222

Total income from operations	$1.710		$5.668	$0.097		$4.740		$0.293		$1.197

Less Distributions

From net realized gain	$—		$(2.538)	$(3.307)		$(1.280)		$(0.343)		$(0.967)

Total distributions	$—		$(2.538)	$(3.307)		$(1.280)		$(0.343)		$(0.967)

Net asset value — End of period	$24.500		$22.790	$19.660		$22.870		$19.410		$19.460

Total Return(2)(3)	7.55	%(4)	29.35%	(0.43)%		24.45%		1.57%		6.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,287		$17,501	$35,061		$41,450		$41,272		$48,285

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	1.80	%(6)	1.80%	1.80	%(7)	1.80	%(7)	1.80	%(7)	1.80	%(7)

Net investment loss	(1.00	)%(6)	(0.91)%	(0.87	)%(7)	(0.83	)%(7)	(0.53	)%(7)	(0.13	)%(7)

Portfolio Turnover of the Portfolio	—		—	20	%(4)(8)	50	%(8)	60	%(8)	55	%(8)

Portfolio Turnover of the Fund	28	%(4)	40%	28	%(4)(9)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.04%, 0.06%, 0.08% and 0.07% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$29.200		$24.380	$27.340		$22.850		$22.760		$22.120

Income (Loss) From Operations

Net investment income(1)	$0.000	(2)	$0.029	$0.040		$0.043		$0.108		$0.192

Net realized and unrealized gain	2.360		7.329	0.307		5.820		0.461		1.415

Total income from operations	$2.360		$7.358	$0.347		$5.863		$0.569		$1.607

Less Distributions

From net investment income	$—		$—	$—		$(0.093)		$(0.136)		$—

From net realized gain	—		(2.538)	(3.307)		(1.280)		(0.343)		(0.967)

Total distributions	$—		$(2.538)	$(3.307)		$(1.373)		$(0.479)		$(0.967)

Net asset value — End of period	$31.560		$29.200	$24.380		$27.340		$22.850		$22.760

Total Return(3)(4)	8.08	%(5)	30.65%	0.56%		25.72%		2.59%		7.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$68,238		$65,646	$78,812		$78,775		$61,036		$58,746

Ratios (as a percentage of average daily net assets):

Expenses(4)(6)	0.80	%(7)	0.80%	0.80	%(8)	0.80	%(8)	0.80	%(8)	0.80	%(8)

Net investment income	0.00	%(7)(9)	0.10%	0.14	%(8)	0.16	%(8)	0.48	%(8)	0.84	%(8)

Portfolio Turnover of the Portfolio	—		—	20	%(5)(10)	50	%(10)	60	%(10)	55	%(10)

Portfolio Turnover of the Fund	28	%(5)	40%	28	%(5)(11)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.04%, 0.06%, 0.08% and 0.07% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Amount is less than 0.005%.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2020

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$27.230		$22.980	$26.090		$21.880		$21.800		$21.320

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.066)		$(0.105)	$(0.104)		$(0.082)		$(0.010)		$0.059

Net realized and unrealized gain	2.196		6.893	0.301		5.572		0.439		1.388

Total income from operations	$2.130		$6.788	$0.197		$5.490		$0.429		$1.447

Less Distributions

From net investment income	$—		$—	$—		$—		$(0.006)		$—

From net realized gain	—		(2.538)	(3.307)		(1.280)		(0.343)		(0.967)

Total distributions	$—		$(2.538)	$(3.307)		$(1.280)		$(0.349)		$(0.967)

Net asset value — End of period	$29.360		$27.230	$22.980		$26.090		$21.880		$21.800

Total Return(2)(3)	7.82	%(4)	30.03%	0.01%		25.12%		2.03%		6.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,026		$2,264	$3,030		$3,447		$3,217		$4,186

Ratios (as a percentage of average daily net assets):

Expenses(3)(5)	1.30	%(6)	1.30%	1.30	%(7)	1.30	%(7)	1.30	%(7)	1.30	%(7)

Net investment income (loss)	(0.50	)%(6)	(0.39)%	(0.37	)%(7)	(0.33	)%(7)	(0.05	)%(7)	0.27	%(7)

Portfolio Turnover of the Portfolio	—		—	20	%(4)(8)	50	%(8)	60	%(8)	55	%(8)

Portfolio Turnover of the Fund	28	%(4)	40%	28	%(4)(9)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.04%, 0.06%, 0.08% and 0.07% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 14, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 11, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

14

Eaton Vance

Growth Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$166,792,447

Gross unrealized appreciation	$165,048,669

Gross unrealized depreciation	(3,072,039)

Net unrealized appreciation	$161,976,630

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2020, the Fund’s investment adviser fee amounted to $985,385 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net

15

Eaton Vance

Growth Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2021. Pursuant to this agreement, EVM was allocated $52,125 of the Fund’s operating expenses for the six months ended June 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $45,311 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,589 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $278,366 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $60,563 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $2,640 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2020 amounted to $20,188 and $2,640 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2020, the Fund was informed that EVD received approximately $2,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $84,096,802 and $99,777,361, respectively, for the six months ended June 30, 2020.

16

Eaton Vance

Growth Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	241,381	424,596

Issued to shareholders electing to receive payments of distributions in Fund shares	—	683,115

Redemptions	(763,320)	(1,391,551)

Converted from Class C shares	51,179	643,576

Net increase (decrease)	(470,760)	359,736

Class C	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	110,560	80,631

Issued to shareholders electing to receive payments of distributions in Fund shares	—	74,932

Redemptions	(109,800)	(396,688)

Converted to Class A shares	(63,296)	(774,084)

Net decrease	(62,536)	(1,015,209)

Class I	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	203,230	528,614

Issued to shareholders electing to receive payments of distributions in Fund shares	—	198,209

Redemptions	(288,854)	(1,711,650)

Net decrease	(85,624)	(984,827)

Class R	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	27,830	15,637

Issued to shareholders electing to receive payments of distributions in Fund shares	—	6,027

Redemptions	(41,941)	(70,349)

Net decrease	(14,111)	(48,685)

17

Eaton Vance

Growth Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2020, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $1,653,338 and $1,668,742, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

10  Investments in Affiliated Funds

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $36,266, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$891,636	$18,543,097	$(19,399,110)	$714	$(71)	$36,266	$4,298	36,266

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

18

Eaton Vance

Growth Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$44,361,725	$—		$—	$44,361,725

Consumer Discretionary	53,659,953	—		—	53,659,953

Consumer Staples	7,620,972	—		—	7,620,972

Financials	9,487,323	—		—	9,487,323

Health Care	55,935,705	1,783,667		—	57,719,372

Industrials	20,955,839	—		—	20,955,839

Information Technology	133,037,156	—		—	133,037,156

Materials	1,890,471	—		—	1,890,471

Total Common Stocks	$326,949,144	$1,783,667	*	$—	$328,732,811

Short-Term Investments	$—	$36,266		$—	$36,266

Total Investments	$326,949,144	$1,819,933		$—	$328,769,077

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

12  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

19

Eaton Vance

Growth Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

20

Eaton Vance

Growth Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other

21

Eaton Vance

Growth Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The

22

Eaton Vance

Growth Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

23

Eaton Vance

Growth Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

24

Eaton Vance

Growth Fund

June 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7729    6.30.20

Eaton Vance

Large-Cap Value Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Large-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Liquidity Risk Management Program	27

Officers and Trustees	28

Important Notices	29

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Performance1,2

Portfolio Managers Edward J. Perkin, CFA, Aaron S. Dunn, CFA and Bradley T. Galko, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	–16.23%	–8.77%	4.61%	9.14%
Class A with 5.75% Maximum Sales Charge	—	—	–21.04	–14.01	3.37	8.50
Class C at NAV	11/04/1994	09/23/1931	–16.52	–9.41	3.83	8.32
Class C with 1% Maximum Sales Charge	—	—	–17.36	–10.31	3.83	8.32
Class I at NAV	12/28/2004	09/23/1931	–16.10	–8.51	4.88	9.42
Class R at NAV	02/18/2004	09/23/1931	–16.33	–8.99	4.34	8.87
Class R6 at NAV	07/01/2014	09/23/1931	–16.06	–8.44	4.95	9.47
Russell 1000® Value Index	—	—	–16.26%	–8.84%	4.64%	10.40%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.04%	1.80%	0.79%	1.30%	0.72%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Berkshire Hathaway, Inc., Class B	3.7%

Johnson & Johnson	3.7

Verizon Communications, Inc.	3.3

Bank of America Corp.	2.8

Medtronic PLC	2.8

Walt Disney Co. (The)	2.7

Walmart, Inc.	2.4

NextEra Energy, Inc.	2.4

Cisco Systems, Inc.	2.3

Mondelez International, Inc., Class A	2.1

Total	28.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$837.70	$4.84	1.06%
Class C	$1,000.00	$834.80	$8.26	1.81%
Class I	$1,000.00	$839.00	$3.66	0.80%
Class R	$1,000.00	$836.70	$5.98	1.31%
Class R6	$1,000.00	$839.40	$3.34	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.32	1.06%
Class C	$1,000.00	$1,015.90	$9.07	1.81%
Class I	$1,000.00	$1,020.90	$4.02	0.80%
Class R	$1,000.00	$1,018.30	$6.57	1.31%
Class R6	$1,000.00	$1,021.20	$3.67	0.73%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.

4

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value

Aerospace & Defense — 2.8%

Hexcel Corp.	472,205	$21,353,110

Huntington Ingalls Industries, Inc.	91,476	15,961,647

		$37,314,757

Banks — 8.6%

Bank of America Corp.	1,575,555	$37,419,431

JPMorgan Chase & Co.	188,547	17,734,731

KeyCorp	923,401	11,247,024

PNC Financial Services Group, Inc. (The)	261,432	27,505,261

Truist Financial Corp.	582,130	21,858,981

		$115,765,428

Beverages — 2.2%

Constellation Brands, Inc., Class A	58,136	$10,170,893

PepsiCo, Inc.	146,459	19,370,667

		$29,541,560

Building Products — 1.4%

A.O. Smith Corp.	388,020	$18,283,502

		$18,283,502

Capital Markets — 2.7%

Goldman Sachs Group, Inc. (The)	107,926	$21,328,336

Raymond James Financial, Inc.	211,189	14,536,139

		$35,864,475

Communications Equipment — 2.3%

Cisco Systems, Inc.	668,337	$31,171,238

		$31,171,238

Containers & Packaging — 1.5%

Packaging Corp. of America	201,642	$20,123,872

		$20,123,872

Diversified Financial Services — 3.7%

Berkshire Hathaway, Inc., Class B(1)	281,490	$50,248,780

		$50,248,780

Diversified Telecommunication Services — 3.3%

Verizon Communications, Inc.	803,835	$44,315,424

		$44,315,424

Security	Shares	Value

Electric Utilities — 4.1%

Edison International	425,350	$23,100,758

NextEra Energy, Inc.	133,206	31,992,085

		$55,092,843

Electrical Equipment — 1.7%

Eaton Corp. PLC	265,433	$23,220,079

		$23,220,079

Entertainment — 2.7%

Walt Disney Co. (The)	320,326	$35,719,552

		$35,719,552

Equity Real Estate Investment Trusts (REITs) — 5.1%

Cousins Properties, Inc.	417,867	$12,464,973

CubeSmart	884,393	23,869,767

EastGroup Properties, Inc.	89,759	10,646,315

Mid-America Apartment Communities, Inc.	182,748	20,955,713

		$67,936,768

Food & Staples Retailing — 2.4%

Walmart, Inc.	272,803	$32,676,343

		$32,676,343

Food Products — 3.2%

General Mills, Inc.	238,713	$14,716,656

Mondelez International, Inc., Class A	565,051	28,891,058

		$43,607,714

Health Care Equipment & Supplies — 7.1%

Abbott Laboratories	291,952	$26,693,171

Baxter International, Inc.	204,140	17,576,454

Boston Scientific Corp.(1)	397,526	13,957,138

Medtronic PLC	406,524	37,278,251

		$95,505,014

Hotels, Restaurants & Leisure — 0.5%

Starbucks Corp.	90,064	$6,627,810

		$6,627,810

Household Durables — 0.8%

D.R. Horton, Inc.	201,642	$11,181,049

		$11,181,049

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 5.3%

Allstate Corp. (The)	219,546	$21,293,766

American International Group, Inc.	612,253	19,090,049

Reinsurance Group of America, Inc.	155,523	12,199,224

Travelers Cos., Inc. (The)	163,578	18,656,071

		$71,239,110

Interactive Media & Services — 1.9%

Alphabet, Inc., Class A(1)	17,553	$24,891,032

		$24,891,032

IT Services — 5.1%

Cognizant Technology Solutions Corp., Class A	413,666	$23,504,502

Euronet Worldwide, Inc.(1)	180,591	17,304,230

Fidelity National Information Services, Inc.	210,229	28,189,606

		$68,998,338

Life Sciences Tools & Services — 1.2%

Thermo Fisher Scientific, Inc.	45,279	$16,406,393

		$16,406,393

Machinery — 4.2%

Ingersoll Rand, Inc.(1)	676,668	$19,027,904

Parker-Hannifin Corp.	101,949	18,684,193

Stanley Black & Decker, Inc.	135,301	18,858,254

		$56,570,351

Media — 1.0%

Fox Corp., Class A	482,638	$12,944,351

		$12,944,351

Metals & Mining — 2.7%

Rio Tinto PLC ADR	315,349	$17,716,307

Steel Dynamics, Inc.	706,124	18,422,775

		$36,139,082

Multi-Utilities — 3.1%

CMS Energy Corp.	414,524	$24,216,492

Sempra Energy	146,209	17,140,081

		$41,356,573

Oil, Gas & Consumable Fuels — 5.8%

Chevron Corp.	262,112	$23,388,254

ConocoPhillips	461,720	19,401,474

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

EOG Resources, Inc.	278,135	$14,090,319

Phillips 66	285,556	20,531,477

		$77,411,524

Pharmaceuticals — 6.9%

GlaxoSmithKline PLC ADR(2)	373,920	$15,252,197

Johnson & Johnson	356,967	50,200,269

Royalty Pharma PLC, Class A	118,771	5,766,332

Sanofi	216,345	22,063,850

		$93,282,648

Semiconductors & Semiconductor Equipment — 1.4%

Intel Corp.	113,026	$6,762,346

QUALCOMM, Inc.	139,591	12,732,095

		$19,494,441

Specialty Retail — 4.0%

Best Buy Co., Inc.	171,111	$14,932,857

Lowe’s Cos., Inc.	115,846	15,653,111

TJX Cos., Inc. (The)	136,626	6,907,811

Tractor Supply Co.	128,453	16,928,821

		$54,422,600

Technology Hardware, Storage & Peripherals — 0.6%

HP, Inc.	493,865	$8,608,067

		$8,608,067

Total Common Stocks (identified cost $1,280,308,174)		$1,335,960,718

Short-Term Investments — 0.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(3)	10,324,068	$10,324,068

Total Short-Term Investments (identified cost $10,324,068)		$10,324,068

Total Investments — 100.1% (identified cost $1,290,632,242)		$1,346,284,786

Other Assets, Less Liabilities — (0.1)%		$(1,530,057)

Net Assets — 100.0%		$1,344,754,729

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $15,076,473.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Abbreviations:

ADR	–	American Depositary Receipt

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value including $15,076,473 of securities on loan (identified cost, $1,280,308,174)	$1,335,960,718

Affiliated investment, at value (identified cost, $10,324,068)	10,324,068

Dividends receivable	1,844,631

Dividends receivable from affiliated investment	1,475

Receivable for Fund shares sold	925,158

Securities lending income receivable	1,573

Tax reclaims receivable	296,345

Total assets	$1,349,353,968

Liabilities

Payable for Fund shares redeemed	$3,202,266

Payable to affiliates:

Investment adviser fee	705,399

Distribution and service fees	162,118

Trustees’ fees	21,363

Accrued expenses	508,093

Total liabilities	$4,599,239

Net Assets	$1,344,754,729

Sources of Net Assets

Paid-in capital	$1,337,240,659

Distributable earnings	7,514,070

Total	$1,344,754,729

Class A Shares

Net Assets	$547,371,198

Shares Outstanding	31,347,223

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$17.46

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$18.53

Class C Shares

Net Assets	$31,416,221

Shares Outstanding	1,792,504

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$17.53

Class I Shares

Net Assets	$659,828,693

Shares Outstanding	37,623,843

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$17.54

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited) — continued

Class R Shares	June 30, 2020

Net Assets	$43,273,164

Shares Outstanding	2,485,307

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$17.41

Class R6 Shares

Net Assets	$62,865,453

Shares Outstanding	3,582,312

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$17.55

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends (net of foreign taxes, $213,503)	$19,127,875

Dividends from affiliated investment	26,275

Securities lending income, net	6,041

Total investment income	$19,160,191

Expenses

Investment adviser fee	$4,496,352

Distribution and service fees

Class A	740,551

Class C	209,634

Class R	118,488

Trustees’ fees and expenses	42,662

Custodian fee	182,824

Transfer and dividend disbursing agent fees	666,727

Legal and accounting services	45,459

Printing and postage	64,137

Registration fees	39,497

ReFlow liquidity program fees	193,923

Miscellaneous	25,672

Total expenses	$6,825,926

Net investment income	$12,334,265

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(55,088,282	)(1)

Investment transactions — affiliated investment	2,545

Foreign currency transactions	1,199

Net realized loss	$(55,084,538)

Change in unrealized appreciation (depreciation) —

Investments	$(237,290,433)

Investments — affiliated investment	(205)

Foreign currency	(1,086)

Net change in unrealized appreciation (depreciation)	$(237,291,724)

Net realized and unrealized loss	$(292,376,262)

Net decrease in net assets from operations	$(280,041,997)

(1)	Includes $20,610,195 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019

From operations —

Net investment income	$12,334,265		$23,895,678

Net realized gain (loss)	(55,084,538	)(1)	113,258,351 (2)

Net change in unrealized appreciation (depreciation)	(237,291,724)		300,237,954

Net increase (decrease) in net assets from operations	$(280,041,997)		$437,391,983

Distributions to shareholders —

Class A	$(3,892,911)		$(14,362,572)

Class C	(94,038)		(642,775)

Class I	(5,415,089)		(18,425,036)

Class R	(248,552)		(1,096,140)

Class R6	(537,950)		(1,845,970)

Total distributions to shareholders	$(10,188,540)		$(36,372,493)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$17,797,555		$51,422,891

Class C	1,542,737		3,902,820

Class I	174,182,554		349,749,276

Class R	3,768,605		5,479,685

Class R6	6,960,265		17,341,875

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	3,505,491		12,956,260

Class C	73,304		496,741

Class I	4,442,292		15,088,154

Class R	240,188		1,043,410

Class R6	537,305		1,845,970

Cost of shares redeemed

Class A	(73,800,921)		(164,929,105)

Class C	(10,635,679)		(35,204,466)

Class I	(198,277,971)		(467,430,748)

Class R	(10,666,108)		(23,017,996)

Class R6	(8,478,967)		(34,851,423)

Net asset value of shares converted

Class A	6,662,671		104,995,531

Class C	(6,662,671)		(104,995,531)

Net decrease in net assets from Fund share transactions	$(88,809,350)		$(266,106,656)

Net increase (decrease) in net assets	$(379,039,887)		$134,912,834

Net Assets

At beginning of period	$1,723,794,616		$1,588,881,782

At end of period	$1,344,754,729		$1,723,794,616

(1)	Includes $20,610,195 of net realized gains from redemptions in-kind.

(2)	Includes $83,682,794 of net realized gains from redemptions in-kind.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Financial Highlights

	Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$20.980		$16.500	$19.520		$18.030		$16.690		$18.740

Income (Loss) From Operations

Net investment income(1)	$0.146		$0.256	$0.254		$0.246		$0.279		$0.246

Net realized and unrealized gain (loss)	(3.546)		4.638	(1.470)		2.393		1.301		(0.456)

Total income (loss) from operations	$(3.400)		$4.894	$(1.216)		$2.639		$1.580		$(0.210)

Less Distributions

From net investment income	$(0.120)		$(0.248)	$(0.240)		$(0.240)		$(0.240)		$(0.260)

From net realized gain	—		(0.166)	(1.564)		(0.909)		—		(1.580)

Total distributions	$(0.120)		$(0.414)	$(1.804)		$(1.149)		$(0.240)		$(1.840)

Net asset value — End of period	$17.460		$20.980	$16.500		$19.520		$18.030		$16.690

Total Return(2)	(16.23	)%(3)	29.79%	(6.83)%		14.80%		9.56%		(1.08)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$547,371		$711,972	$549,515		$741,193		$942,192		$1,127,754

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.06	%(5)	1.04%	1.06	%(6)	1.06	%(6)	1.06	%(6)	1.05	%(6)

Net investment income	1.61	%(5)	1.33%	1.30	%(6)	1.31	%(6)	1.67	%(6)	1.33	%(6)

Portfolio Turnover of the Portfolio(7)	—		—	34	%(3)	105%		94%		98%

Portfolio Turnover of the Fund	44	%(3)	62%	48	%(3)(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$21.050		$16.520	$19.540		$18.040		$16.700		$18.750

Income (Loss) From Operations

Net investment income(1)	$0.077		$0.103	$0.107		$0.107		$0.154		$0.107

Net realized and unrealized gain (loss)	(3.553)		4.655	(1.473)		2.394		1.298		(0.453)

Total income (loss) from operations	$(3.476)		$4.758	$(1.366)		$2.501		$1.452		$(0.346)

Less Distributions

From net investment income	$(0.044)		$(0.062)	$(0.090)		$(0.092)		$(0.112)		$(0.124)

From net realized gain	—		(0.166)	(1.564)		(0.909)		—		(1.580)

Total distributions	$(0.044)		$(0.228)	$(1.654)		$(1.001)		$(0.112)		$(1.704)

Net asset value — End of period	$17.530		$21.050	$16.520		$19.540		$18.040		$16.700

Total Return(2)	(16.52	)%(3)	28.82%	(7.53)%		13.96%		8.74%		(1.82)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,416		$56,344	$168,783		$241,192		$300,456		$345,531

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.81	%(5)	1.80%	1.81	%(6)	1.81	%(6)	1.81	%(6)	1.80	%(6)

Net investment income	0.85	%(5)	0.54%	0.55	%(6)	0.57	%(6)	0.92	%(6)	0.58	%(6)

Portfolio Turnover of the Portfolio(7)	—		—	34	%(3)	105%		94%		98%

Portfolio Turnover of the Fund	44	%(3)	62%	48	%(3)(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$21.070		$16.570	$19.590		$18.090		$16.750		$18.800

Income (Loss) From Operations

Net investment income(1)	$0.169		$0.305	$0.306		$0.296		$0.323		$0.293

Net realized and unrealized gain (loss)	(3.556)		4.658	(1.472)		2.401		1.300		(0.458)

Total income (loss) from operations	$(3.387)		$4.963	$(1.166)		$2.697		$1.623		$(0.165)

Less Distributions

From net investment income	$(0.143)		$(0.297)	$(0.290)		$(0.288)		$(0.283)		$(0.305)

From net realized gain	—		(0.166)	(1.564)		(0.909)		—		(1.580)

Total distributions	$(0.143)		$(0.463)	$(1.854)		$(1.197)		$(0.283)		$(1.885)

Net asset value — End of period	$17.540		$21.070	$16.570		$19.590		$18.090		$16.750

Total Return(2)	(16.10	)%(3)	30.11%	(6.57)%		15.10%		9.80%		(0.83)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$659,829		$819,292	$736,581		$1,032,300		$1,555,075		$1,664,998

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.80	%(5)	0.79%	0.81	%(6)	0.81	%(6)	0.81	%(6)	0.80	%(6)

Net investment income	1.86	%(5)	1.58%	1.56	%(6)	1.57	%(6)	1.92	%(6)	1.58	%(6)

Portfolio Turnover of the Portfolio(7)	—		—	34	%(3)	105%		94%		98%

Portfolio Turnover of the Fund	44	%(3)	62%	48	%(3)(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$20.920		$16.450	$19.460		$17.980		$16.650		$18.690

Income (Loss) From Operations

Net investment income(1)	$0.123		$0.206	$0.204		$0.199		$0.237		$0.199

Net realized and unrealized gain (loss)	(3.536)		4.626	(1.460)		2.382		1.292		(0.445)

Total income (loss) from operations	$(3.413)		$4.832	$(1.256)		$2.581		$1.529		$(0.246)

Less Distributions

From net investment income	$(0.097)		$(0.196)	$(0.190)		$(0.192)		$(0.199)		$(0.214)

From net realized gain	—		(0.166)	(1.564)		(0.909)		—		(1.580)

Total distributions	$(0.097)		$(0.362)	$(1.754)		$(1.101)		$(0.199)		$(1.794)

Net asset value — End of period	$17.410		$20.920	$16.450		$19.460		$17.980		$16.650

Total Return(2)	(16.33	)%(3)	29.48%	(7.04)%		14.50%		9.26%		(1.33)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,273		$59,473	$60,984		$86,706		$101,010		$109,468

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.31	%(5)	1.30%	1.31	%(6)	1.31	%(6)	1.31	%(6)	1.30	%(6)

Net investment income	1.36	%(5)	1.08%	1.05	%(6)	1.06	%(6)	1.42	%(6)	1.08	%(6)

Portfolio Turnover of the Portfolio(7)	—		—	34	%(3)	105%		94%		98%

Portfolio Turnover of the Fund	44	%(3)	62%	48	%(3)(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Financial Highlights — continued

	Class R6

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$21.080		$16.580	$19.610		$18.100		$16.760		$18.810

Income (Loss) From Operations

Net investment income(1)	$0.176		$0.320	$0.310		$0.311		$0.339		$0.321

Net realized and unrealized gain (loss)	(3.556)		4.656	(1.470)		2.413		1.301		(0.469)

Total income (loss) from operations	$(3.380)		$4.976	$(1.160)		$2.724		$1.640		$(0.148)

Less Distributions

From net investment income	$(0.150)		$(0.310)	$(0.306)		$(0.305)		$(0.300)		$(0.322)

From net realized gain	—		(0.166)	(1.564)		(0.909)		—		(1.580)

Total distributions	$(0.150)		$(0.476)	$(1.870)		$(1.214)		$(0.300)		$(1.902)

Net asset value — End of period	$17.550		$21.080	$16.580		$19.610		$18.100		$16.760

Total Return(2)	(16.06	)%(3)	30.17%	(6.54)%		15.25%		9.90%		(0.79)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,865		$76,714	$73,019		$86,742		$38,485		$32,525

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.73	%(5)	0.72%	0.72	%(6)	0.73	%(6)	0.71	%(6)	0.71	%(6)

Net investment income	1.94	%(5)	1.66%	1.57	%(6)	1.64	%(6)	2.01	%(6)	1.73	%(6)

Portfolio Turnover of the Portfolio(7)	—		—	34	%(3)	105%		94%		98%

Portfolio Turnover of the Fund	44	%(3)	62%	48	%(3)(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 18, 2018 through December 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Large-Cap Value Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 15, 2018 and which had the same investment objective and policies as the Fund during such period.

16	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge.

Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

17

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,297,277,036

Gross unrealized appreciation	$129,617,028

Gross unrealized depreciation	(80,609,278)

Net unrealized appreciation	$49,007,750

18

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion and at reduced rates on daily net assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2020, the investment adviser fee amounted to $4,496,352 or 0.625% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $57,256 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $50,231 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $740,551 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $157,226 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $59,244 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2020 amounted to $52,408 and $59,244 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2020, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $641,129,838 and $653,736,824, respectively, for the six months ended June 30, 2020. In-kind sales for the six months ended June 30, 2020 aggregated $79,704,489.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares

19

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	1,015,171	2,680,967

Issued to shareholders electing to receive payments of distributions in Fund shares	193,147	647,324

Redemptions	(4,164,932)	(8,586,649)

Converted from Class C shares	368,112	5,898,076

Net increase (decrease)	(2,588,502)	639,718

Class C	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	83,582	202,727

Issued to shareholders electing to receive payments of distributions in Fund shares	4,035	24,074

Redemptions	(604,960)	(1,873,072)

Converted to Class A shares	(367,045)	(5,892,167)

Net decrease	(884,388)	(7,538,438)

Class I	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	9,878,337	18,216,329

Issued to shareholders electing to receive payments of distributions in Fund shares	243,848	752,462

Redemptions	(11,382,080)	(24,528,454)

Net decrease	(1,259,895)	(5,559,663)

Class R	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	221,605	285,086

Issued to shareholders electing to receive payments of distributions in Fund shares	13,254	52,192

Redemptions	(592,479)	(1,200,474)

Net decrease	(357,620)	(863,196)

Class R6	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	389,843	906,307

Issued to shareholders electing to receive payments of distributions in Fund shares	29,446	92,425

Redemptions	(475,453)	(1,763,659)

Net decrease	(56,164)	(764,927)

20

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

9  Investments in Affiliated Funds

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $10,324,068, which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$2,748,856	$146,561,617	$(138,988,745)	$2,545	$(205)	$10,324,068	$26,275	10,324,068

10   Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2020, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $15,076,473 and $15,431,301, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$117,870,359	$—		$—	$117,870,359

Consumer Discretionary	72,231,459	—		—	72,231,459

Consumer Staples	105,825,617	—		—	105,825,617

Energy	77,411,524	—		—	77,411,524

Financials	273,117,793	—		—	273,117,793

Health Care	183,130,205	22,063,850		—	205,194,055

Industrials	135,388,689	—		—	135,388,689

Information Technology	128,272,084	—		—	128,272,084

Materials	56,262,954	—		—	56,262,954

Real Estate	67,936,768	—		—	67,936,768

Utilities	96,449,416	—		—	96,449,416

Total Common Stocks	$1,313,896,868	$22,063,850	*	$—	$1,335,960,718

Short-Term Investments	$—	$10,324,068		$—	$10,324,068

Total Investments	$1,313,896,868	$32,387,918		$—	$1,346,284,786

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

12  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

22

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

23

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Large-Cap Value Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to

24

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time

25

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

27

Eaton Vance

Large-Cap Value Fund

June 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702    6.30.20

Eaton Vance

Real Estate Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Real Estate Fund

Eaton Vance

Real Estate Fund

June 30, 2020

Performance1,2

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/09/2010	04/28/2006	–21.40%	–17.41%	2.52%	8.06%
Class A with 5.75% Maximum Sales Charge	—	—	–25.93	–22.14	1.32	7.43
Class I at NAV	04/28/2006	04/28/2006	–21.34	–17.24	2.77	8.32

Dow Jones U.S. Select Real Estate Securities Index	—	—	–22.01%	–17.71%	2.42%	8.23%
S&P 500® Index	—	—	–3.08	7.51	10.72	13.98

% Total Annual Operating Expense Ratios[3]					Class A	Class I

Gross					1.45%	1.20%
Net					1.26	1.01

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

ProLogis, Inc.	8.1%

Mid-America Apartment Communities, Inc.	5.4

AvalonBay Communities, Inc.	5.1

Public Storage	5.1

Equity Residential	4.5

Invitation Homes, Inc.	4.5

Digital Realty Trust, Inc.	4.3

Simon Property Group, Inc.	3.8

Boston Properties, Inc.	3.2

Camden Property Trust	3.0

Total	47.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Real Estate Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Real Estate Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$786.00	$5.55	**	1.25%
Class I	$1,000.00	$786.60	$4.44	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.27	**	1.25%
Class I	$1,000.00	$1,019.90	$5.02	**	1.00%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Real Estate Fund

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value

Hotels, Restaurants & Leisure — 1.9%

Hilton Worldwide Holdings, Inc.	3,578	$262,804

Marriott International, Inc., Class A	3,371	288,996

		$551,800

Real Estate Investment Trusts — 96.7%
Security	Shares	Value

Diversified, Specialty & Other — 13.0%

CoreSite Realty Corp.	3,553	$430,126

Digital Realty Trust, Inc.	8,635	1,227,120

Equinix, Inc.	635	445,960

National Retail Properties, Inc.	10,487	372,079

PS Business Parks, Inc.	3,050	403,820

STORE Capital Corp.	21,125	502,986

Vornado Realty Trust	8,246	315,080

		$3,697,171

Health Care — 7.1%

Healthcare Realty Trust, Inc.	14,187	$415,537

Healthpeak Properties, Inc.	20,581	567,213

Ventas, Inc.	14,324	524,545

Welltower, Inc.	9,607	497,162

		$2,004,457

Hotels & Resorts — 2.7%

Apple Hospitality REIT, Inc.	36,649	$354,029

Host Hotels & Resorts, Inc.	15,610	168,432

Sunstone Hotel Investors, Inc.	31,177	254,093

		$776,554

Industrial — 16.4%

Duke Realty Corp.	20,587	$728,574

EastGroup Properties, Inc.	6,680	792,315

First Industrial Realty Trust, Inc.	11,730	450,901

ProLogis, Inc.	24,605	2,296,385

Rexford Industrial Realty, Inc.	9,578	396,816

		$4,664,991

Malls and Factory Outlets — 3.8%

Simon Property Group, Inc.	15,724	$1,075,207

		$1,075,207

Security	Shares	Value

Multifamily — 27.9%

American Campus Communities, Inc.	11,641	$406,969

American Homes 4 Rent, Class A	30,180	811,842

AvalonBay Communities, Inc.	9,452	1,461,657

Camden Property Trust	9,370	854,731

Equity Residential	21,974	1,292,511

Essex Property Trust, Inc.	1,321	302,734

Invitation Homes, Inc.	46,673	1,284,908

Mid-America Apartment Communities, Inc.	13,338	1,529,468

		$7,944,820

Office — 11.0%

Boston Properties, Inc.	10,113	$914,013

Cousins Properties, Inc.	27,678	825,635

Douglas Emmett, Inc.	8,186	250,983

Highwoods Properties, Inc.	13,302	496,564

Hudson Pacific Properties, Inc.	17,666	444,476

JBG Smith Properties	7,092	209,710

		$3,141,381

Self Storage — 9.9%

CubeSmart	30,008	$809,916

Extra Space Storage, Inc.	5,956	550,156

Public Storage	7,596	1,457,596

		$2,817,668

Strip Centers — 4.9%

Federal Realty Investment Trust	5,237	$446,245

Kimco Realty Corp.	15,676	201,280

Regency Centers Corp.	11,097	509,241

SITE Centers Corp.	30,650	248,265

		$1,405,031

Total Real Estate Investment Trusts		$27,527,280

Total Common Stocks (identified cost $23,764,366)		$28,079,080

Exchange-Traded Funds — 0.9%
Security	Shares	Value

iShares U.S. Real Estate ETF	3,433	$270,555

Total Exchange-Traded Funds (identified cost $261,476)		$270,555

5	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(1)	129,938	$129,938

Total Short-Term Investments (identified cost $129,938)		$129,938

Total Investments — 100.0% (identified cost $24,155,780)		$28,479,573

Other Assets, Less Liabilities — 0.0%(2)		$1,090

Net Assets — 100.0%		$28,480,663

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

(2)	Amount is less than 0.05%.

6	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $24,025,842)	$28,349,635

Affiliated investment, at value (identified cost, $129,938)	129,938

Dividends receivable	95,284

Dividends receivable from affiliated investment	23

Receivable for Fund shares sold	34,802

Receivable from affiliate	5,494

Total assets	$28,615,176

Liabilities

Payable for Fund shares redeemed	$70,184

Payable to affiliates:

Investment adviser fee	15,822

Administration fee	3,651

Distribution and service fees	1,461

Trustees’ fees	628

Accrued expenses	42,767

Total liabilities	$134,513

Net Assets	$28,480,663

Sources of Net Assets

Paid-in capital	$25,608,706

Distributable earnings	2,871,957

Total	$28,480,663

Class A Shares

Net Assets	$6,834,896

Shares Outstanding	573,379

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.92

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$12.65

Class I Shares

Net Assets	$21,645,767

Shares Outstanding	1,817,005

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.91

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends	$569,145

Dividends from affiliated investment	584

Total investment income	$569,729

Expenses

Investment adviser fee	$107,825

Administration fee	24,883

Distribution and service fees

Class A	10,100

Trustees’ fees and expenses	1,147

Custodian fee	9,522

Transfer and dividend disbursing agent fees	24,007

Legal and accounting services	23,017

Printing and postage	7,261

Registration fees	15,767

Miscellaneous	5,750

Total expenses	$229,279

Deduct —

Allocation of expenses to affiliate	$53,057

Total expense reductions	$53,057

Net expenses	$176,222

Net investment income	$393,507

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(974,387)

Investment transactions — affiliated investment	70

Net realized loss	$(974,317)

Change in unrealized appreciation (depreciation) —

Investments	$(8,143,632)

Investments — affiliated investment	(4)

Net change in unrealized appreciation (depreciation)	$(8,143,636)

Net realized and unrealized loss	$(9,117,953)

Net decrease in net assets from operations	$(8,724,446)

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$393,507	$848,599

Net realized gain (loss)	(974,317)	1,717,198

Net change in unrealized appreciation (depreciation)	(8,143,636)	7,561,994

Net increase (decrease) in net assets from operations	$(8,724,446)	$10,127,791

Distributions to shareholders —

Class A	$(87,146)	$(417,371)

Class I	(306,974)	(1,473,075)

Total distributions to shareholders	$(394,120)	$(1,890,446)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$749,627	$1,451,704

Class I	2,343,342	7,485,217

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	87,134	417,271

Class I	304,899	1,463,391

Cost of shares redeemed

Class A	(1,672,021)	(2,859,584)

Class I	(5,239,276)	(29,218,017)

Net decrease in net assets from Fund share transactions	$(3,426,295)	$(21,260,018)

Net decrease in net assets	$(12,544,861)	$(13,022,673)

Net Assets

At beginning of period	$41,025,524	$54,048,197

At end of period	$28,480,663	$41,025,524

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2020

Financial Highlights

	Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018	2017	2016	2015

Net asset value — Beginning of period	$15.370		$12.930		$13.930	$13.700	$13.790	$14.030

Income (Loss) From Operations

Net investment income(1)	$0.140		$0.249		$0.237	$0.199	$0.158	$0.192

Net realized and unrealized gain (loss)	(3.446)		2.839		(0.870)	0.333	0.518	0.660

Total income (loss) from operations	$(3.306)		$3.088		$(0.633)	$0.532	$0.676	$0.852

Less Distributions

From net investment income	$(0.144)		$(0.249)		$(0.246)	$(0.212)	$(0.226)	$(0.227)

From net realized gain	—		(0.399)		(0.121)	(0.090)	(0.540)	(0.865)

Total distributions	$(0.144)		$(0.648)		$(0.367)	$(0.302)	$(0.766)	$(1.092)

Net asset value — End of period	$11.920		$15.370		$12.930	$13.930	$13.700	$13.790

Total Return(2)(3)	(21.40	)%(4)	23.99%		(4.61)%	3.93%	4.94%	6.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,835		$9,862		$9,169	$11,766	$21,078	$21,880

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.25	%(5)	1.26	%(6)	1.25%	1.25%	1.25%	1.25%

Net investment income	2.17	%(5)	1.64%		1.76%	1.45%	1.13%	1.38%

Portfolio Turnover	18	%(4)	18%		35%	36%	52%	72%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.32%, 0.19%, 0.16%, 0.17%, 0.23% and 0.30% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes interest expense of 0.01% for the year ended December 31, 2019.

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018	2017	2016	2015

Net asset value — Beginning of period	$15.370		$12.920		$13.930	$13.700	$13.800	$14.030

Income (Loss) From Operations

Net investment income(1)	$0.158		$0.280		$0.286	$0.271	$0.200	$0.192

Net realized and unrealized gain (loss)	(3.456)		2.856		(0.894)	0.301	0.501	0.703

Total income (loss) from operations	$(3.298)		$3.136		$(0.608)	$0.572	$0.701	$0.895

Less Distributions

From net investment income	$(0.162)		$(0.287)		$(0.281)	$(0.252)	$(0.261)	$(0.260)

From net realized gain	—		(0.399)		(0.121)	(0.090)	(0.540)	(0.865)

Total distributions	$(0.162)		$(0.686)		$(0.402)	$(0.342)	$(0.801)	$(1.125)

Net asset value — End of period	$11.910		$15.370		$12.920	$13.930	$13.700	$13.800

Total Return(2)(3)	(21.34	)%(4)	24.39%		(4.43)%	4.23%	5.12%	6.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,646		$31,163		$44,879	$36,340	$25,930	$17,044

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.00	%(5)	1.01	%(6)	1.00%	1.00%	1.00%	1.00%

Net investment income	2.44	%(5)	1.85%		2.12%	1.97%	1.43%	1.37%

Portfolio Turnover	18	%(4)	18%		35%	36%	52%	72%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.32%, 0.19%, 0.16%, 0.17%, 0.23% and 0.30% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes interest expense of 0.01% for the year ended December 31, 2019.

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) and distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally

12

Eaton Vance

Real Estate Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its real estate investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its real estate investments and other investments. Distributions of these gains, if any, will be made annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,727,308

Gross unrealized appreciation	$5,201,451

Gross unrealized depreciation	(1,449,186)

Net unrealized appreciation	$3,752,265

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2020, the Fund’s investment adviser fee amounted to $107,825. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the administration fee amounted to $24,883. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2021. Pursuant to this agreement, EVM was allocated $53,057 of the Fund’s operating expenses for the six months ended June 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $2,047 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $770 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and

13

Eaton Vance

Real Estate Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $10,100 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2020, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,163,293 and $9,517,190, respectively, for the six months ended June 30, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	58,472	94,334

Issued to shareholders electing to receive payments of distributions in Fund shares	8,177	27,415

Redemptions	(134,759)	(189,489)

Net decrease	(68,110)	(67,740)

Class I	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	190,754	496,679

Issued to shareholders electing to receive payments of distributions in Fund shares	28,612	96,149

Redemptions	(429,816)	(2,037,689)

Net decrease	(210,450)	(1,444,861)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

14

Eaton Vance

Real Estate Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Funds

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $129,938, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$80,949	$2,609,884	$(2,560,961)	$70	$(4)	$129,938	$584	129,938

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$28,079,080	*	$—	$—	$28,079,080

Exchange-Traded Funds	270,555		—	—	270,555

Short-Term Investments	—		129,938	—	129,938

Total Investments	$28,349,635		$129,938	$—	$28,479,573

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

11  Risks and Uncertainties

Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities of companies primarily engaged in the real estate industry, such as REITs and other real estate related investments. Securities of companies in the real estate industry are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

15

Eaton Vance

Real Estate Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

16

Eaton Vance

Real Estate Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Real Estate Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other

17

Eaton Vance

Real Estate Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its secondary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board did not find that, in light of the level of the Adviser’s 2019 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is warranted at this time

18

Eaton Vance

Real Estate Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

19

Eaton Vance

Real Estate Fund

June 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.   The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7749    6.30.20

Eaton Vance

Small-Cap Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Liquidity Risk Management Program	24

Officers and Trustees	25

Important Notices	26

Eaton Vance

Small-Cap Fund

June 30, 2020

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	–11.75%	–8.48%	5.55%	10.36%
Class A with 5.75% Maximum Sales Charge	—	—	–16.80	–13.72	4.30	9.71
Class C at NAV	05/03/2002	01/02/1997	–12.13	–9.25	4.75	9.52
Class C with 1% Maximum Sales Charge	—	—	–13.01	–10.08	4.75	9.52
Class I at NAV	09/02/2008	01/02/1997	–11.67	–8.26	5.81	10.62
Class R at NAV	08/03/2009	01/02/1997	–11.88	–8.73	5.28	10.08
Russell 2000® Index	—	—	–12.98%	–6.63%	4.28%	10.49%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.50%	2.25%	1.25%	1.75%
Net			1.21	1.96	0.96	1.46

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Valvoline, Inc.	2.8%

RealPage, Inc.	2.8

ACI Worldwide, Inc.	2.7

NIC, Inc.	2.2

ServiceMaster Global Holdings, Inc.	2.2

Mueller Water Products, Inc., Class A	2.1

LHC Group, Inc.	2.1

Altair Engineering, Inc., Class A	2.1

Nomad Foods, Ltd.	2.1

Hexcel Corp.	2.0

Total	23.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$882.50	$5.66	**	1.21%
Class C	$1,000.00	$878.70	$9.16	**	1.96%
Class I	$1,000.00	$883.30	$4.50	**	0.96%
Class R	$1,000.00	$881.20	$6.83	**	1.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.07	**	1.21%
Class C	$1,000.00	$1,015.10	$9.82	**	1.96%
Class I	$1,000.00	$1,020.10	$4.82	**	0.96%
Class R	$1,000.00	$1,017.60	$7.32	**	1.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Small-Cap Fund

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value

Aerospace & Defense — 4.0%

Hexcel Corp.	35,956	$1,625,930

Mercury Systems, Inc.(1)	19,504	1,534,185

		$3,160,115

Auto Components — 2.6%

Dana, Inc.	45,782	$558,083

Dorman Products, Inc.(1)	13,008	872,447

Visteon Corp.(1)	9,099	623,281

		$2,053,811

Banks — 6.6%

City Holding Co.	6,267	$408,420

Commerce Bancshares, Inc.	6,133	364,730

Community Bank System, Inc.	14,574	831,010

First Citizens BancShares, Inc., Class A	2,469	999,994

Glacier Bancorp, Inc.	15,201	536,443

Independent Bank Corp.	6,159	413,207

Stock Yards Bancorp, Inc.	27,487	1,104,978

Westamerica BanCorp.	10,326	592,919

		$5,251,701

Biotechnology — 2.8%

Emergent BioSolutions, Inc.(1)	14,889	$1,177,422

Ligand Pharmaceuticals, Inc.(1)	9,269	1,036,738

		$2,214,160

Building Products — 2.7%

AZEK Co., Inc. (The)	19,572	$623,564

CSW Industrials, Inc.	8,663	598,700

Trex Co., Inc.(1)	7,300	949,511

		$2,171,775

Capital Markets — 0.6%

Cohen & Steers, Inc.	6,970	$474,309

		$474,309

Chemicals — 6.2%

Balchem Corp.	13,749	$1,304,230

NewMarket Corp.	3,442	1,378,452

Valvoline, Inc.	115,474	2,232,113

		$4,914,795

Security	Shares	Value

Commercial Services & Supplies — 1.0%

Herman Miller, Inc.	15,658	$369,685

Kimball International, Inc., Class B	18,710	216,288

UniFirst Corp.	1,185	212,056

		$798,029

Diversified Consumer Services — 2.8%

K12, Inc.(1)	18,893	$514,645

ServiceMaster Global Holdings, Inc.(1)	48,306	1,724,041

		$2,238,686

Electric Utilities — 1.2%

ALLETE, Inc.	17,107	$934,213

		$934,213

Equity Real Estate Investment Trusts (REITs) — 7.5%

CubeSmart	48,131	$1,299,056

EastGroup Properties, Inc.	10,977	1,301,982

Healthcare Realty Trust, Inc.	45,160	1,322,736

Rexford Industrial Realty, Inc.	28,241	1,170,025

STORE Capital Corp.	36,082	859,112

		$5,952,911

Food & Staples Retailing — 0.6%

Performance Food Group Co.(1)	15,420	$449,339

		$449,339

Food Products — 3.5%

Flowers Foods, Inc.	33,429	$747,472

Lancaster Colony Corp.	2,779	430,717

Nomad Foods, Ltd.(1)	76,219	1,634,898

		$2,813,087

Gas Utilities — 2.0%

ONE Gas, Inc.	20,414	$1,572,899

		$1,572,899

Health Care Equipment & Supplies — 6.6%

Envista Holdings Corp.(1)	27,236	$574,407

Haemonetics Corp.(1)	17,416	1,559,777

ICU Medical, Inc.(1)	8,619	1,588,568

Integra LifeSciences Holdings Corp.(1)	24,089	1,131,942

Tandem Diabetes Care, Inc.(1)	4,246	420,015

		$5,274,709

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 7.8%

Addus HomeCare Corp.(1)	13,340	$1,234,750

Amedisys, Inc.(1)	3,401	675,235

Chemed Corp.	3,302	1,489,433

LHC Group, Inc.(1)	9,530	1,661,270

R1 RCM, Inc.(1)	101,476	1,131,457

		$6,192,145

Health Care Technology — 0.5%

Phreesia, Inc.(1)	13,755	$388,991

		$388,991

Hotels, Restaurants & Leisure — 0.4%

Choice Hotels International, Inc.	4,325	$341,243

		$341,243

Insurance — 6.2%

AMERISAFE, Inc.	13,156	$804,621

First American Financial Corp.	12,472	598,906

Horace Mann Educators Corp.	33,436	1,228,104

RLI Corp.	10,150	833,315

Selective Insurance Group, Inc.	28,103	1,482,152

		$4,947,098

IT Services — 2.6%

Euronet Worldwide, Inc.(1)	3,245	$310,936

NIC, Inc.	75,548	1,734,582

		$2,045,518

Leisure Products — 1.4%

Brunswick Corp.	11,405	$730,034

Polaris, Inc.	3,879	359,001

		$1,089,035

Machinery — 5.8%

Middleby Corp. (The)(1)	9,325	$736,115

Mueller Water Products, Inc., Class A	178,651	1,684,679

RBC Bearings, Inc.(1)	4,514	605,057

Welbilt, Inc.(1)	41,795	254,531

Woodward, Inc.	17,049	1,322,150

		$4,602,532

Marine — 1.2%

Kirby Corp.(1)	18,587	$995,520

		$995,520

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.7%

Parsley Energy, Inc.	35,505	$379,193

PDC Energy, Inc.(1)	16,040	199,538

		$578,731

Professional Services — 1.9%

CBIZ, Inc.(1)	62,126	$1,489,160

		$1,489,160

Road & Rail — 1.7%

Landstar System, Inc.	12,041	$1,352,325

		$1,352,325

Semiconductors & Semiconductor Equipment — 1.1%

Silicon Laboratories, Inc.(1)	8,881	$890,498

		$890,498

Software — 11.0%

ACI Worldwide, Inc.(1)	81,136	$2,189,860

Altair Engineering, Inc., Class A(1)	41,461	1,648,075

CDK Global, Inc.	27,935	1,157,068

Envestnet, Inc.(1)	21,790	1,602,436

RealPage, Inc.(1)	33,878	2,202,409

		$8,799,848

Specialty Retail — 2.3%

Five Below, Inc.(1)	3,252	$347,671

Lithia Motors, Inc., Class A	3,883	587,614

National Vision Holdings, Inc.(1)	30,934	944,106

		$1,879,391

Textiles, Apparel & Luxury Goods — 0.7%

Columbia Sportswear Co.	3,930	$316,679

Deckers Outdoor Corp.(1)	1,228	241,167

		$557,846

Thrifts & Mortgage Finance — 0.6%

Washington Federal, Inc.	19,031	$510,792

		$510,792

Trading Companies & Distributors — 1.2%

Applied Industrial Technologies, Inc.	15,391	$960,244

		$960,244

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Water Utilities — 1.1%

Middlesex Water Co.	13,282	$892,285

		$892,285

Total Common Stocks (identified cost $66,498,471)		$78,787,741

Short-Term Investments — 1.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(2)	1,042,572	$1,042,572

Total Short-Term Investments (identified cost $1,042,575)		$1,042,572

Total Investments — 100.2% (identified cost $67,541,046)		$79,830,313

Other Assets, Less Liabilities — (0.2)%		$(119,962)

Net Assets — 100.0%		$79,710,351

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $66,498,471)	$78,787,741

Affiliated investment, at value (identified cost, $1,042,575)	1,042,572

Dividends receivable	68,258

Dividends receivable from affiliated investment	201

Receivable for investments sold	53,593

Receivable for Fund shares sold	100,874

Receivable from affiliate	18,436

Total assets	$80,071,675

Liabilities

Payable for investments purchased	$118,192

Payable for Fund shares redeemed	137,734

Payable to affiliates:

Investment adviser fee	48,925

Administration fee	9,785

Distribution and service fees	7,389

Trustees’ fees	1,190

Accrued expenses	38,109

Total liabilities	$361,324

Net Assets	$79,710,351

Sources of Net Assets

Paid-in capital	$69,601,883

Distributable earnings	10,108,468

Net Assets	$79,710,351

Class A Shares

Net Assets	$21,364,544

Shares Outstanding	1,836,195

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.64

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$12.35

Class C Shares

Net Assets	$3,368,392

Shares Outstanding	363,213

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.27

Class I Shares

Net Assets	$54,441,487

Shares Outstanding	4,155,332

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.10

Class R Shares

Net Assets	$535,928

Shares Outstanding	48,490

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends	$455,905

Dividends from affiliated investment	7,426

Total investment income	$463,331

Expenses

Investment adviser fee	$295,216

Administration fee	59,043

Distribution and service fees

Class A	27,110

Class C	18,321

Class R	1,334

Trustees’ fees and expenses	2,409

Custodian fee	16,926

Transfer and dividend disbursing agent fees	50,154

Legal and accounting services	22,850

Printing and postage	11,696

Registration fees	27,496

Miscellaneous	7,603

Total expenses	$540,158

Deduct —

Allocation of expenses to affiliate	$114,410

Total expense reductions	$114,410

Net expenses	$425,748

Net investment income	$37,583

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(2,831,118)

Investment transactions — affiliated investment	747

Net realized loss	$(2,830,371)

Change in unrealized appreciation (depreciation) —

Investments	$(6,873,736)

Investments — affiliated investment	(100)

Net change in unrealized appreciation (depreciation)	$(6,873,836)

Net realized and unrealized loss	$(9,704,207)

Net decrease in net assets from operations	$(9,666,624)

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$37,583	$33,556

Net realized gain (loss)	(2,830,371)	5,396,747

Net change in unrealized appreciation (depreciation)	(6,873,836)	11,837,477

Net increase (decrease) in net assets from operations	$(9,666,624)	$17,267,780

Distributions to shareholders —

Class A	$—	$(1,755,293)

Class C	—	(396,798)

Class I	—	(3,423,138)

Class R	—	(52,605)

Total distributions to shareholders	$—	$(5,627,834)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,456,899	$3,261,995

Class C	165,864	647,700

Class I	19,961,736	23,966,549

Class R	64,245	252,084

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	1,668,660

Class C	—	369,254

Class I	—	3,325,272

Class R	—	52,605

Cost of shares redeemed

Class A	(2,785,126)	(5,760,756)

Class C	(608,064)	(2,541,967)

Class I	(16,718,002)	(11,899,907)

Class R	(50,710)	(671,868)

Net asset value of shares converted

Class A	182,946	2,186,365

Class C	(182,946)	(2,186,365)

Net increase in net assets from Fund share transactions	$2,486,842	$12,669,621

Net increase (decrease) in net assets	$(7,179,782)	$24,309,567

Net Assets

At beginning of period	$86,890,133	$62,580,566

At end of period	$79,710,351	$86,890,133

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2020

Financial Highlights

	Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$13.190		$11.100		$13.150		$12.740		$12.200	$15.320

Income (Loss) From Operations

Net investment loss(1)	$(0.002)		$(0.008)		$(0.026)		$(0.057)		$(0.053)	$(0.078)

Net realized and unrealized gain (loss)	(1.548)		3.046		(0.660)		1.916		2.361	(0.205)

Total income (loss) from operations	$(1.550)		$3.038		$(0.686)		$1.859		$2.308	$(0.283)

Less Distributions

From net realized gain	$—		$(0.948)		$(1.364)		$(1.449)		$(1.768)	$(2.837)

Total distributions	$—		$(0.948)		$(1.364)		$(1.449)		$(1.768)	$(2.837)

Net asset value — End of period	$11.640		$13.190		$11.100		$13.150		$12.740	$12.200

Total Return(2)	(11.75	)%(3)(4)	27.54	%(4)	(5.81	)%(4)	14.91	%(4)	19.32%	(2.78)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,365		$24,530		$19,329		$24,865		$30,174	$26,391

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.21	%(4)(6)	1.21	%(4)	1.35	%(4)	1.42	%(4)	1.52%	1.43%

Net investment loss	(0.03	)%(6)	(0.06)%		(0.19)%		(0.43)%		(0.43)%	(0.52)%

Portfolio Turnover	43	%(3)	54%		44%		50%		76%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.29%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$10.550		$9.100		$11.110		$11.040		$10.850	$14.040

Income (Loss) From Operations

Net investment loss(1)	$(0.037)		$(0.092)		$(0.108)		$(0.133)		$(0.129)	$(0.173)

Net realized and unrealized gain (loss)	(1.243)		2.490		(0.538)		1.652		2.087	(0.180)

Total income (loss) from operations	$(1.280)		$2.398		$(0.646)		$1.519		$1.958	$(0.353)

Less Distributions

From net realized gain	$—		$(0.948)		$(1.364)		$(1.449)		$(1.768)	$(2.837)

Total distributions	$—		$(0.948)		$(1.364)		$(1.449)		$(1.768)	$(2.837)

Net asset value — End of period	$9.270		$10.550		$9.100		$11.110		$11.040	$10.850

Total Return(2)	(12.13	)%(3)(4)	26.54	%(4)	(6.52	)%(4)	14.11	%(4)	18.47%	(3.59)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,368		$4,564		$7,356		$9,565		$10,001	$9,040

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.96	%(4)(6)	1.96	%(4)	2.10	%(4)	2.17	%(4)	2.27%	2.18%

Net investment loss	(0.79	)%(6)	(0.87)%		(0.94)%		(1.17)%		(1.18)%	(1.27)%

Portfolio Turnover	43	%(3)	54%		44%		50%		76%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.29%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$14.830		$12.360		$14.450		$13.840		$13.080	$16.190

Income (Loss) From Operations

Net investment income (loss)(1)	$0.014		$0.029		$0.010		$(0.022)		$(0.027)	$(0.043)

Net realized and unrealized gain (loss)	(1.744)		3.389		(0.736)		2.081		2.555	(0.230)

Total income (loss) from operations	$(1.730)		$3.418		$(0.726)		$2.059		$2.528	$(0.273)

Less Distributions

From net realized gain	$—		$(0.948)		$(1.364)		$(1.449)		$(1.768)	$(2.837)

Total distributions	$—		$(0.948)		$(1.364)		$(1.449)		$(1.768)	$(2.837)

Net asset value — End of period	$13.100		$14.830		$12.360		$14.450		$13.840	$13.080

Total Return(2)	(11.67	)%(3)(4)	27.81	%(4)	(5.57	)%(4)	15.17	%(4)	19.70%	(2.57)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$54,441		$57,202		$35,097		$45,587		$34,888	$52,335

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.96	%(4)(6)	0.96	%(4)	1.10	%(4)	1.16	%(4)	1.27%	1.18%

Net investment income (loss)	0.21	%(6)	0.20%		0.07%		(0.15)%		(0.21)%	(0.27)%

Portfolio Turnover	43	%(3)	54%		44%		50%		76%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.29%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2020

Financial Highlights — continued

	Class R

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$12.540		$10.620		$12.670		$12.350		$11.900	$15.050

Income (Loss) From Operations

Net investment loss(1)	$(0.015)		$(0.042)		$(0.053)		$(0.084)		$(0.078)	$(0.113)

Net realized and unrealized gain (loss)	(1.475)		2.910		(0.633)		1.853		2.296	(0.200)

Total income (loss) from operations	$(1.490)		$2.868		$(0.686)		$1.769		$2.218	$(0.313)

Less Distributions

From net realized gain	$—		$(0.948)		$(1.364)		$(1.449)		$(1.768)	$(2.837)

Total distributions	$—		$(0.948)		$(1.364)		$(1.449)		$(1.768)	$(2.837)

Net asset value — End of period	$11.050		$12.540		$10.620		$12.670		$12.350	$11.900

Total Return(2)	(11.88	)%(3)(4)	27.18	%(4)	(6.04	)%(4)	14.64	%(4)	19.04%	(3.05)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$536		$595		$799		$722		$567	$289

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.46	%(4)(6)	1.46	%(4)	1.60	%(4)	1.66	%(4)	1.77%	1.68%

Net investment loss	(0.27	)%(6)	(0.34)%		(0.40)%		(0.66)%		(0.64)%	(0.77)%

Portfolio Turnover	43	%(3)	54%		44%		50%		76%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator reimbursed certain operating expenses (equal to 0.29%, 0.29%, 0.17% and 0.10% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally

15

Eaton Vance

Small-Cap Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,744,153

Gross unrealized appreciation	$14,197,290

Gross unrealized depreciation	(2,111,130)

Net unrealized appreciation	$12,086,160

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2020, the Fund’s investment adviser fee amounted to $295,216 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the administration fee amounted to $59,043.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2021. Pursuant to this agreement, EVM was allocated $114,410 of the Fund’s operating expenses for the six months ended June 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $6,868 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,280 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

16

Eaton Vance

Small-Cap Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $27,110 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $13,741 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $667 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2020 amounted to $4,580 and $667 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2020, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,489,520 and $34,168,621, respectively, for the six months ended June 30, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	205,674	252,982

Issued to shareholders electing to receive payments of distributions in Fund shares	—	127,108

Redemptions	(245,409)	(441,932)

Converted from Class C shares	15,781	180,687

Net increase (decrease)	(23,954)	118,845

17

Eaton Vance

Small-Cap Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	17,796	61,141

Issued to shareholders electing to receive payments of distributions in Fund shares	—	35,006

Redemptions	(67,404)	(251,122)

Converted to Class A shares	(19,753)	(220,838)

Net decrease	(69,361)	(375,813)

Class I	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	1,681,473	1,613,928

Issued to shareholders electing to receive payments of distributions in Fund shares	—	225,769

Redemptions	(1,383,162)	(822,530)

Net increase	298,311	1,017,167

Class R	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	5,500	20,396

Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,192

Redemptions	(4,447)	(52,386)

Net increase (decrease)	1,053	(27,798)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

9  Investments in Affiliated Funds

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $1,042,572, which represents 1.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,022,542	$26,197,180	$(26,177,797)	$747	$(100)	$1,042,572	$7,426	1,042,572

18

Eaton Vance

Small-Cap Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$78,787,741	*	$—	$—	$78,787,741

Short-Term Investments	—		1,042,572	—	1,042,572

Total Investments	$78,787,741		$1,042,572	$—	$79,830,313

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

19

Eaton Vance

Small-Cap Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

20

Eaton Vance

Small-Cap Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Small-Cap Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other

21

Eaton Vance

Small-Cap Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The

22

Eaton Vance

Small-Cap Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

23

Eaton Vance

Small-Cap Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

24

Eaton Vance

Small-Cap Fund

June 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7699    6.30.20

Eaton Vance

Special Equities Fund

Semiannual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2020

Eaton Vance

Special Equities Fund

Eaton Vance

Special Equities Fund

June 30, 2020

Performance1,2

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/22/1968	04/22/1968	–11.40%	–7.68%	5.27%	9.55%
Class A with 5.75% Maximum Sales Charge	—	—	–16.49	–12.99	4.03	8.91
Class C at NAV	11/17/1994	04/22/1968	–11.70	–8.36	4.49	8.73
Class C with 1% Maximum Sales Charge	—	—	–12.58	–9.23	4.49	8.73
Class I at NAV	07/29/2011	04/22/1968	–11.28	–7.47	5.54	9.80

Russell 2500™ Index	—	—	–11.05%	–4.70%	5.41%	11.45%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				1.31%	2.06%	1.06%
Net				1.20	1.95	0.95

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

ACI Worldwide, Inc.	2.8%

RealPage, Inc.	2.8

Valvoline, Inc.	2.6

Kansas City Southern	2.4

Hexcel Corp.	2.1

ServiceMaster Global Holdings, Inc.	2.1

Nomad Foods, Ltd.	2.0

EastGroup Properties, Inc.	1.9

CMS Energy Corp.	1.9

Mercury Systems, Inc.	1.9

Total	22.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Special Equities Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$886.00	$5.63	**	1.20%
Class C	$1,000.00	$883.00	$9.13	**	1.95%
Class I	$1,000.00	$887.20	$4.46	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.02	**	1.20%
Class C	$1,000.00	$1,015.20	$9.77	**	1.95%
Class I	$1,000.00	$1,020.10	$4.77	**	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Special Equities Fund

June 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value

Aerospace & Defense — 4.0%

Hexcel Corp.	19,381	$876,409

Mercury Systems, Inc.(1)	9,781	769,373

		$1,645,782

Auto Components — 2.1%

Dana, Inc.	19,400	$236,486

Dorman Products, Inc.(1)	5,525	370,562

Visteon Corp.(1)	4,110	281,535

		$888,583

Banks — 5.3%

Commerce Bancshares, Inc.	9,580	$569,723

Community Bank System, Inc.	7,505	427,935

First Citizens BancShares, Inc., Class A	1,115	451,597

First Republic Bank	2,993	317,228

Stock Yards Bancorp, Inc.	11,375	457,275

		$2,223,758

Biotechnology — 2.4%

Emergent BioSolutions, Inc.(1)	7,775	$614,847

Ligand Pharmaceuticals, Inc.(1)	3,325	371,901

		$986,748

Building Products — 1.6%

AZEK Co., Inc. (The)(1)	10,254	$326,693

Trex Co., Inc.(1)	2,705	351,839

		$678,532

Capital Markets — 2.1%

Cohen & Steers, Inc.	4,854	$330,315

Tradeweb Markets, Inc., Class A	9,205	535,178

		$865,493

Chemicals — 5.2%

Balchem Corp.	6,002	$569,350

NewMarket Corp.	1,335	534,641

Valvoline, Inc.	55,285	1,068,659

		$2,172,650

Commercial Services & Supplies — 0.8%

Herman Miller, Inc.	9,445	$222,996

UniFirst Corp.	620	110,949

		$333,945

Security	Shares	Value

Communications Equipment — 0.6%

F5 Networks, Inc.(1)	1,895	$264,315

		$264,315

Containers & Packaging — 0.8%

Ball Corp.	4,705	$326,950

		$326,950

Diversified Consumer Services — 2.7%

K12, Inc.(1)	10,110	$275,397

ServiceMaster Global Holdings, Inc.(1)	23,935	854,240

		$1,129,637

Electric Utilities — 1.5%

Alliant Energy Corp.	13,289	$635,746

		$635,746

Electrical Equipment — 1.6%

AMETEK, Inc.	7,265	$649,273

		$649,273

Equity Real Estate Investment Trusts (REITs) — 9.7%

CubeSmart	22,187	$598,827

EastGroup Properties, Inc.	6,795	805,955

Equity LifeStyle Properties, Inc.	3,210	200,561

Essex Property Trust, Inc.	1,886	432,215

Healthcare Realty Trust, Inc.	23,540	689,486

National Retail Properties, Inc.	17,070	605,644

Rexford Industrial Realty, Inc.	17,045	706,174

		$4,038,862

Food & Staples Retailing — 0.5%

Performance Food Group Co.(1)	7,573	$220,677

		$220,677

Food Products — 3.3%

Flowers Foods, Inc.	15,510	$346,804

Lancaster Colony Corp.	1,190	184,438

Nomad Foods, Ltd.(1)	38,840	833,118

		$1,364,360

Gas Utilities — 1.3%

ONE Gas, Inc.	7,285	$561,309

		$561,309

5	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 6.3%

Cooper Cos., Inc. (The)	891	$252,723

Envista Holdings Corp.(1)	14,620	308,336

Haemonetics Corp.(1)	8,420	754,095

ICU Medical, Inc.(1)	2,798	515,699

Tandem Diabetes Care, Inc.(1)	2,225	220,097

Teleflex, Inc.	1,614	587,464

		$2,638,414

Health Care Providers & Services — 6.1%

Addus HomeCare Corp.(1)	4,575	$423,462

Amedisys, Inc.(1)	2,130	422,890

Chemed Corp.	1,200	541,284

LHC Group, Inc.(1)	3,540	617,093

R1 RCM, Inc.(1)	47,215	526,447

		$2,531,176

Hotels, Restaurants & Leisure — 0.5%

Choice Hotels International, Inc.	2,455	$193,700

		$193,700

Insurance — 4.3%

First American Financial Corp.	5,021	$241,108

Horace Mann Educators Corp.	15,735	577,947

RLI Corp.	5,857	480,860

Selective Insurance Group, Inc.	9,075	478,615

		$1,778,530

IT Services — 5.1%

Black Knight, Inc.(1)	9,792	$710,507

Euronet Worldwide, Inc.(1)	7,446	713,476

NIC, Inc.	31,280	718,189

		$2,142,172

Leisure Products — 1.4%

Brunswick Corp.	5,655	$361,977

Polaris, Inc.	2,275	210,551

		$572,528

Machinery — 4.4%

Middleby Corp. (The)(1)	4,915	$387,990

Mueller Water Products, Inc., Class A	77,050	726,582

RBC Bearings, Inc.(1)	1,186	158,971

Woodward, Inc.	7,165	555,646

		$1,829,189

Security	Shares	Value

Marine — 1.0%

Kirby Corp.(1)	7,683	$411,502

		$411,502

Multi-Utilities — 1.9%

CMS Energy Corp.	13,405	$783,120

		$783,120

Oil, Gas & Consumable Fuels — 1.0%

Diamondback Energy, Inc.	7,110	$297,340

PDC Energy, Inc.(1)	8,035	99,956

		$397,296

Pharmaceuticals — 1.5%

Jazz Pharmaceuticals PLC(1)	3,945	$435,291

Royalty Pharma PLC, Class A(1)	4,062	197,210

		$632,501

Professional Services — 1.5%

CBIZ, Inc.(1)	25,625	$614,231

		$614,231

Road & Rail — 3.2%

Kansas City Southern	6,620	$988,300

Landstar System, Inc.	3,160	354,899

		$1,343,199

Semiconductors & Semiconductor Equipment — 1.0%

Silicon Laboratories, Inc.(1)	4,110	$412,110

		$412,110

Software — 10.3%

ACI Worldwide, Inc.(1)	43,198	$1,165,914

Altair Engineering, Inc., Class A(1)	19,172	762,087

CDK Global, Inc.	12,685	525,413

Envestnet, Inc.(1)	8,860	651,564

RealPage, Inc.(1)	17,908	1,164,199

		$4,269,177

Specialty Retail — 2.4%

Five Below, Inc.(1)	1,705	$182,282

Lithia Motors, Inc., Class A	2,050	310,226

National Vision Holdings, Inc.(1)	16,155	493,051

		$985,559

6	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.7%

Columbia Sportswear Co.	2,210	$178,082

Deckers Outdoor Corp.(1)	635	124,707

		$302,789

Trading Companies & Distributors — 1.4%

Applied Industrial Technologies, Inc.	9,074	$566,127

		$566,127

Total Common Stocks (identified cost $34,075,577)		$41,389,940

Short-Term Investments — 0.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(2)	303,045	$303,045

Total Short-Term Investments (identified cost $303,045)		$303,045

Total Investments — 100.2% (identified cost $34,378,622)		$41,692,985

Other Assets, Less Liabilities — (0.2)%		$(89,367)

Net Assets — 100.0%		$41,603,618

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $34,075,577)	$41,389,940

Affiliated investment, at value (identified cost, $303,045)	303,045

Dividends receivable	32,879

Dividends receivable from affiliated investment	50

Receivable for investments sold	31,533

Receivable for Fund shares sold	4,149

Receivable from affiliate	6,011

Total assets	$41,767,607

Liabilities

Payable for investments purchased	$58,517

Payable for Fund shares redeemed	42,015

Payable to affiliates:

Investment adviser fee	21,793

Distribution and service fees	6,341

Trustees’ fees	750

Accrued expenses	34,573

Total liabilities	$163,989

Net Assets	$41,603,618

Sources of Net Assets

Paid-in capital	$33,700,744

Distributable earnings	7,902,874

Net Assets	$41,603,618

Class A Shares

Net Assets	$27,873,415

Shares Outstanding	1,294,345

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$21.53

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$22.84

Class C Shares

Net Assets	$704,640

Shares Outstanding	38,101

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$18.49

Class I Shares

Net Assets	$13,025,563

Shares Outstanding	586,903

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$22.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Dividends	$237,395

Dividends from affiliated investment	3,363

Total investment income	$240,758

Expenses

Investment adviser fee	$133,358

Distribution and service fees

Class A	35,488

Class C	3,940

Trustees’ fees and expenses	1,524

Custodian fee	13,074

Transfer and dividend disbursing agent fees	33,134

Legal and accounting services	20,376

Printing and postage	9,360

Registration fees	21,436

Miscellaneous	6,242

Total expenses	$277,932

Deduct —

Allocation of expenses to affiliate	$36,838

Total expense reductions	$36,838

Net expenses	$241,094

Net investment loss	$(336)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$180,850

Investment transactions — affiliated investment	110

Net realized gain	$180,960

Change in unrealized appreciation (depreciation) —

Investments	$(5,667,808)

Investments — affiliated investment	(41)

Net change in unrealized appreciation (depreciation)	$(5,667,849)

Net realized and unrealized loss	$(5,486,889)

Net decrease in net assets from operations	$(5,487,225)

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment loss	$(336)	$(38,109)

Net realized gain	180,960	2,286,525

Net change in unrealized appreciation (depreciation)	(5,667,849)	9,213,111

Net increase (decrease) in net assets from operations	$(5,487,225)	$11,461,527

Distributions to shareholders —

Class A	$—	$(1,432,333)

Class C	—	(47,924)

Class I	—	(683,967)

Total distributions to shareholders	$—	$(2,164,224)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$313,616	$925,631

Class C	49,654	47,571

Class I	1,880,426	6,507,487

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	1,204,363

Class C	—	47,823

Class I	—	678,594

Cost of shares redeemed

Class A	(1,557,899)	(4,699,984)

Class C	(75,992)	(282,146)

Class I	(4,657,488)	(3,626,142)

Net asset value of shares converted

Class A	111,933	529,438

Class C	(111,933)	(529,438)

Net increase (decrease) in net assets from Fund share transactions	$(4,047,683)	$803,197

Net increase (decrease) in net assets	$(9,534,908)	$10,100,500

Net Assets

At beginning of period	$51,138,526	$41,038,026

At end of period	$41,603,618	$51,138,526

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2020

Financial Highlights

	Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$24.300		$19.820		$22.700		$21.100		$19.550	$22.460

Income (Loss) From Operations

Net investment loss(1)	$(0.006)		$(0.034)		$(0.036)		$(0.070)		$(0.058)	$(0.111)

Net realized and unrealized gain (loss)	(2.764)		5.586		(0.982)		3.281		3.025	(0.539)

Total income (loss) from operations	$(2.770)		$5.552		$(1.018)		$3.211		$2.967	$(0.650)

Less Distributions

From net realized gain	$—		$(1.072)		$(1.862)		$(1.611)		$(1.417)	$(2.260)

Total distributions	$—		$(1.072)		$(1.862)		$(1.611)		$(1.417)	$(2.260)

Net asset value — End of period	$21.530		$24.300		$19.820		$22.700		$21.100	$19.550

Total Return(2)	(11.40	)%(3)(4)	28.12	%(3)	(4.95	)%(3)	15.38	%(3)	15.44%	(2.99)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,873		$32,825		$28,419		$32,397		$32,005	$30,930

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.20	%(3)(6)	1.29	%(3)	1.35	%(3)	1.36	%(3)	1.41%	1.32%

Net investment loss	(0.06	)%(6)	(0.14)%		(0.15)%		(0.32)%		(0.29)%	(0.48)%

Portfolio Turnover	21	%(4)	39%		41%		65%		67%	83%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.17%, 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$20.940		$17.330		$20.230		$19.110		$17.960	$20.970

Income (Loss) From Operations

Net investment loss(1)	$(0.076)		$(0.191)		$(0.195)		$(0.215)		$(0.191)	$(0.262)

Net realized and unrealized gain (loss)	(2.374)		4.873		(0.843)		2.946		2.758	(0.488)

Total income (loss) from operations	$(2.450)		$4.682		$(1.038)		$2.731		$2.567	$(0.750)

Less Distributions

From net realized gain	$—		$(1.072)		$(1.862)		$(1.611)		$(1.417)	$(2.260)

Total distributions	$—		$(1.072)		$(1.862)		$(1.611)		$(1.417)	$(2.260)

Net asset value — End of period	$18.490		$20.940		$17.330		$20.230		$19.110	$17.960

Total Return(2)	(11.70	)%(3)(4)	27.14	%(3)	(5.66	)%(3)	14.46	%(3)	14.57%	(3.68)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$705		$957		$1,461		$2,243		$2,316	$2,925

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.95	%(3)(6)	2.04	%(3)	2.10	%(3)	2.11	%(3)	2.16%	2.06%

Net investment loss	(0.82	)%(6)	(0.94)%		(0.93)%		(1.07)%		(1.05)%	(1.22)%

Portfolio Turnover	21	%(4)	39%		41%		65%		67%	83%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.17%, 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$25.010		$20.330		$23.170		$21.460		$19.820	$22.670

Income (Loss) From Operations

Net investment income (loss)(1)	$0.019		$0.032		$0.028		$(0.010)		$(0.009)	$(0.047)

Net realized and unrealized gain (loss)	(2.839)		5.720		(1.006)		3.331		3.066	(0.543)

Total income (loss) from operations	$(2.820)		$5.752		$(0.978)		$3.321		$3.057	$(0.590)

Less Distributions

From net realized gain	$—		$(1.072)		$(1.862)		$(1.611)		$(1.417)	$(2.260)

Total distributions	$—		$(1.072)		$(1.862)		$(1.611)		$(1.417)	$(2.260)

Net asset value — End of period	$22.190		$25.010		$20.330		$23.170		$21.460	$19.820

Total Return(2)	(11.28	)%(3)(4)	28.40	%(3)	(4.67	)%(3)	15.63	%(3)	15.69%	(2.70)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,026		$17,357		$11,158		$11,216		$5,954	$9,087

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.95	%(3)(6)	1.03	%(3)	1.10	%(3)	1.11	%(3)	1.16%	1.07%

Net investment income (loss)	0.17	%(6)	0.13%		0.12%		(0.04)%		(0.05)%	(0.20)%

Portfolio Turnover	21	%(4)	39%		41%		65%		67%	83%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.17%, 0.02%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally

14

Eaton Vance

Special Equities Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,368,056

Gross unrealized appreciation	$8,996,899

Gross unrealized depreciation	(1,671,970)

Net unrealized appreciation	$7,324,929

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2020, the Fund’s investment adviser fee amounted to $133,358. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through April 30, 2021. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $36,838 of the Fund’s operating expenses for the six months ended June 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, EVM earned $13,374 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $522 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2020 amounted to $35,488 for Class A shares.

15

Eaton Vance

Special Equities Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2020, the Fund paid or accrued to EVD $2,955 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2020 amounted to $985 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2020, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,999,686 and $12,268,190, respectively, for the six months ended June 30, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	14,760	39,822

Issued to shareholders electing to receive payments of distributions in Fund shares	—	50,177

Redemptions	(76,803)	(197,564)

Converted from Class C shares	5,309	24,778

Net decrease	(56,734)	(82,787)

Class C	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	2,860	2,438

Issued to shareholders electing to receive payments of distributions in Fund shares	—	2,307

Redemptions	(4,262)	(14,983)

Converted to Class A shares	(6,170)	(28,363)

Net decrease	(7,572)	(38,601)

16

Eaton Vance

Special Equities Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Sales	86,964	265,744

Issued to shareholders electing to receive payments of distributions in Fund shares	—	27,498

Redemptions	(194,093)	(148,187)

Net increase (decrease)	(107,129)	145,055

At June 30, 2020, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 23.3% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

9  Investments in Affiliated Funds

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $303,045, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$971,029	$5,104,608	$(5,772,661)	$110	$(41)	$303,045	$3,363	303,045

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Eaton Vance

Special Equities Fund

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$41,389,940	*	$—	$—	$41,389,940

Short-Term Investments	—		303,045	—	303,045

Total Investments	$41,389,940		$303,045	$—	$41,692,985

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

18

Eaton Vance

Special Equities Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

19

Eaton Vance

Special Equities Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Special Equities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other

20

Eaton Vance

Special Equities Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and consistent than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The

21

Eaton Vance

Special Equities Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board did not find that, in light of the level of the Adviser’s 2019 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is warranted at this time.

22

Eaton Vance

Special Equities Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

23

Eaton Vance

Special Equities Fund

June 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7701    6.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2020